United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS – 90.60%
Investment Companies – 0.80%
American Beacon U.S. Government Money Market Select Fund, Select ClassA B	3,755,102	$3,755,102

	Principal Amount
U.S. Treasury Bills – 89.80%
0.254%, Due 10/13/2016 B	$95,500,000	95,495,512
0.254%, Due 11/10/2016 B	88,000,000	87,980,288
0.233%, Due 10/6/2016 B	46,500,000	46,499,581
0.213%, Due 10/20/2016 B	64,000,000	63,994,688
0.243%, Due 11/3/2016 B	90,000,000	89,984,430
0.112%, Due 11/17/2016 B	37,500,000	37,491,788

		421,446,287

Total Short-Term Investments (Cost $425,188,934)		425,201,389

TOTAL INVESTMENTS - 90.60% (Cost $425,188,934)		425,201,389
OTHER ASSETS, NET OF LIABILITIES – 9.40%		44,108,459

TOTAL NET ASSETS - 100.00%		$469,309,848

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Purchased Futures Contracts Open on September 30, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	89	October 2016	$4,466,910	$43,591
Coffee FuturesA	85	December 2016	4,830,656	88,857
Gasoline RBOB FuturesA	38	October 2016	2,335,108	142,584
Gold 100oz FuturesA	211	December 2016	27,790,810	(572,277)
LME Copper FuturesA	9	October 2016	1,091,925	(22,720)
LME Copper FuturesA	6	November 2016	729,000	2,381
LME Copper FuturesA	4	December 2016	486,700	1,466
LME Lead FuturesA	37	December 2016	1,964,237	159,808
LME Lead FuturesA	25	November 2016	1,325,000	131,068
LME Lead FuturesA	20	October 2016	1,058,375	120,556
LME Nickel FuturesA	25	October 2016	1,580,400	(5,767)
LME Nickel FuturesA	19	December 2016	1,205,208	41,790
LME Nickel FuturesA	5	November 2016	316,560	6,018
LME Primary Aluminum FuturesA	168	November 2016	7,008,750	39,282
LME Primary Aluminum FuturesA	86	December 2016	3,600,175	17,645
LME Primary Aluminum FuturesA	44	October 2016	1,831,225	(18,998)
LME Zinc FuturesA	59	October 2016	3,497,225	185,338
LME Zinc FuturesA	30	November 2016	1,781,437	64,954
LME Zinc FuturesA	15	December 2016	892,219	42,325
Low Sulphur Gasoil FuturesA	123	November 2016	5,507,325	62,732
Natural Gas FuturesA	181	October 2016	5,259,860	(163,160)
Natural Gas Swap FuturesA	80	October 2017	615,400	(42,265)
Natural Gas Swap FuturesA	80	November 2017	641,000	(16,665)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Natural Gas Swap FuturesA	80	December 2017	$661,400	$3,735
Natural Gas Swap FuturesA	80	January 2018	653,600	(4,065)
Natural Gas Swap FuturesA	80	February 2018	637,200	(20,465)
Natural Gas Swap FuturesA	28	March 2017	210,000	(4,800)
Natural Gas Swap FuturesA	28	April 2017	207,480	(7,320)
Natural Gas Swap FuturesA	28	May 2017	209,580	(5,220)
Natural Gas Swap FuturesA	28	June 2017	211,540	(3,260)
Natural Gas Swap FuturesA	28	July 2017	211,820	(2,980)
Natural Gas Swap FuturesA	28	August 2017	210,700	(4,100)
Natural Gas Swap FuturesA	28	September 2017	211,960	(2,840)
NY Harbor ULSD FuturesA	65	October 2016	4,199,559	29,282
Silver FuturesA	53	December 2016	5,091,710	(174,455)
Sugar #11 World FuturesA	473	February 2017	12,184,480	945,735
WTI Crude FuturesA	47	October 2016	2,267,280	9,324

			$106,983,814	$1,067,114

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	785	December 2016	$60,044,650	$100,132
Japanese Yen Currency Futures	188	December 2016	23,242,675	(75,956)

			$83,287,325	$24,176

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	54	October 2016	$5,484,956	$110,483
ASX SPI 200 Index Futures	55	December 2016	5,699,560	181,720
CAC40 Index Futures	53	October 2016	2,645,550	(13,361)
DAX Index Futures	10	December 2016	2,952,303	(26,041)
Euro Stoxx 50 Index Futures	33	December 2016	1,109,892	(2,950)
FTSE 100 Index Futures	182	December 2016	16,176,787	404,699
Hang Seng Index Futures	105	October 2016	15,779,646	(153,909)
H-SHARES Index Futures	122	October 2016	7,549,894	(111,201)
IBEX 35 Index Futures	15	October 2016	1,476,519	223
KOSPI 200 Index Futures	343	December 2016	40,206,383	(457,165)
Mini MSCI EAFE Index Futures	22	December 2016	1,877,370	37,230
Mini MSCI Emerging Markets Index Futures	112	December 2016	5,110,000	88,963
MSCI Taiwan Stock Index Futures	346	October 2016	11,822,820	(78,631)
NASDAQ 100 E-Mini Futures	336	December 2016	32,728,080	777,703
OMXS30 Index Futures	480	October 2016	8,048,678	114,017
Russell 2000 Mini Index Futures	150	December 2016	18,724,500	349,633
S&P 500 E-Mini Index Futures	399	December 2016	43,099,980	569,639
S&P/TSX 60 Index Futures	129	December 2016	16,817,836	151,360
TOPIX Index Futures	21	December 2016	2,739,806	(22,421)
U.S. Dollar Index Futures	12	December 2016	1,144,620	(6,644)

			$241,195,180	$1,913,347

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	740	December 2017	$208,578,177	$(58,243)
3-Month Euro Euribor Futures	725	June 2019	204,299,339	5,853
3-Month Euro Euribor Futures	267	September 2018	75,264,759	392
90-Day Eurodollar Futures	279	June 2019	68,878,125	(23,222)
90-Day Eurodollar Futures	117	September 2018	28,913,625	(8,190)
90-Day Sterling Futures	2,382	September 2018	384,847,884	(24,885)
90-Day Sterling Futures	1,845	December 2017	298,147,252	(16,469)
Austrailia 10-Year Bond Futures	354	December 2016	37,122,340	140,883
Euro-Bobl Futures	573	December 2016	85,023,585	109,571
Euro-Bund Futures	218	December 2016	40,578,300	102,233
Euro-Buxl 30-Year Bond Futures	25	December 2016	5,397,132	(14,300)
Euro-Schatz Futures	640	December 2016	80,618,741	40,757
Japanese 10-Year Government Bond Futures	66	December 2016	99,151,324	61,310
Long GILT Futures	320	December 2016	54,023,507	(288,476)
U.S. Long Bond Futures	10	December 2016	1,681,562	(12,697)
U.S. Treasury 10-Year Note Futures	244	December 2016	31,994,500	(49,888)
U.S. Treasury 2-Year Note Futures	218	December 2016	47,626,187	(18,476)
U.S. Treasury 5-Year Note Futures	225	December 2016	27,341,016	(23,125)
U.S. Ultra Bond Futures	15	December 2016	2,758,125	(26,202)

			$1,782,245,480	$(103,174)

Sold Futures Contracts Open on September 30, 2016:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	161	December 2016	$(4,445,210)	$46,656
Copper FuturesA	26	December 2016	(1,436,825)	(77,770)
Corn FuturesA	944	December 2016	(15,894,600)	397,304
LME Copper FuturesA	6	November 2016	(729,000)	(33,952)
LME Copper FuturesA	9	October 2016	(1,091,925)	(51,981)
LME Lead FuturesA	13	October 2016	(687,944)	(3,481)
LME Nickel FuturesA	5	October 2016	(316,080)	(27,372)
LME Primary Aluminum FuturesA	44	October 2016	(1,831,225)	(85,425)
LME Primary Aluminum FuturesA	167	December 2016	(6,991,038)	(428,746)
LME Primary Aluminum FuturesA	168	November 2016	(7,008,750)	(381,122)
LME Zinc FuturesA	17	October 2016	(1,007,675)	(58,486)
Soybean FuturesA	48	November 2016	(2,289,600)	(11,776)
Wheat FuturesA	317	December 2016	(6,371,700)	389,647

			$(50,101,572)	$(326,504)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	832	December 2016	$(67,584,400)	$69,400
Canadian Dollar Currency Futures	339	December 2016	(25,860,615)	(105,216)
Euro Currency Futures	424	December 2016	(59,768,100)	(383,239)
Mexican Peso Futures	550	December 2016	(14,060,750)	129,172
Swiss Franc Currency Futures	127	December 2016	(16,430,625)	(143,485)

			$(183,704,490)	$(433,368)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures	161	December 2016	$(5,388,411)	$(5,663)
FTSE/MIB Index Futures	49	December 2016	(4,501,783)	1,498
Nikkei 225 (SGX) Futures	49	December 2016	(3,955,081)	(7,962)

			$(13,845,275)	$(12,127)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	20	December 2017	$(4,946,750)	$(3,778)
Austrailia 3-Year Bond Futures	1,229	December 2016	(106,581,299)	(357,698)

			$(111,528,049)	$(361,476)

A	All or a portion represents positions held by th American Beacon Cayman Managed Futures Stategy Ltd.

Foreign Currency Contracts Open on September 30, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	1,127,254	10/4/2016	DUB	$—	$(20,103)	$(20,103)
Buy	INR	12,307,296	10/7/2016	DUB	134,803	—	134,803
Sell	INR	600,356	10/7/2016	DUB	—	(5,383)	(5,383)
Sell	INR	562,834	10/7/2016	DUB	—	(4,590)	(4,590)
Sell	INR	487,789	10/7/2016	DUB	—	(3,921)	(3,921)
Sell	INR	412,745	10/7/2016	DUB	—	(3,519)	(3,519)
Sell	INR	187,611	10/7/2016	DUB	—	(1,793)	(1,793)
Buy	PHP	37,470,750	10/11/2016	DUB	—	(1,481,243)	(1,481,243)
Buy	PHP	773,124	10/11/2016	DUB	—	(6,178)	(6,178)
Sell	PHP	51,542	10/11/2016	DUB	460	—	460
Sell	PHP	103,083	10/11/2016	DUB	1,432	—	1,432
Sell	PHP	154,625	10/11/2016	DUB	2,295	—	2,295
Sell	PHP	257,708	10/11/2016	DUB	3,689	—	3,689
Sell	PHP	103,083	10/11/2016	DUB	4,236	—	4,236
Sell	PHP	103,083	10/11/2016	DUB	4,305	—	4,305
Sell	PHP	360,791	10/11/2016	DUB	4,576	—	4,576
Sell	PHP	206,166	10/11/2016	DUB	8,288	—	8,288
Sell	PHP	257,708	10/11/2016	DUB	10,734	—	10,734
Sell	PHP	309,250	10/11/2016	DUB	11,833	—	11,833
Sell	PHP	309,250	10/11/2016	DUB	12,314	—	12,314
Sell	PHP	809,616	10/11/2016	DUB	20,248	—	20,248
Sell	PHP	618,499	10/11/2016	DUB	24,395	—	24,395
Sell	PHP	1,539,651	10/11/2016	DUB	24,754	—	24,754
Sell	PHP	876,207	10/11/2016	DUB	25,362	—	25,362
Sell	PHP	876,207	10/11/2016	DUB	27,913	—	27,913
Sell	PHP	824,666	10/11/2016	DUB	28,395	—	28,395
Sell	PHP	1,082,374	10/11/2016	DUB	30,171	—	30,171
Sell	PHP	1,030,832	10/11/2016	DUB	34,925	—	34,925
Sell	PHP	2,013,215	10/11/2016	DUB	38,600	—	38,600
Sell	PHP	2,949,005	10/11/2016	DUB	40,424	—	40,424
Sell	PHP	3,066,726	10/11/2016	DUB	43,572	—	43,572
Sell	PHP	3,046,521	10/11/2016	DUB	44,364	—	44,364
Sell	PHP	2,850,045	10/11/2016	DUB	44,367	—	44,367
Sell	PHP	2,751,910	10/11/2016	DUB	45,475	—	45,475

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	PHP	1,928,481	10/11/2016	DUB	$48,206	$—	$48,206
Sell	PHP	1,928,481	10/11/2016	DUB	49,142	—	49,142
Sell	PHP	1,928,481	10/11/2016	DUB	49,193	—	49,193
Sell	PHP	2,115,474	10/11/2016	DUB	52,038	—	52,038
Sell	PHP	1,855,498	10/11/2016	DUB	61,843	—	61,843
Sell	PHP	6,648,868	10/11/2016	DUB	88,128	—	88,128
Sell	PHP	4,809,451	10/11/2016	DUB	91,390	—	91,390
Sell	PHP	4,809,451	10/11/2016	DUB	94,996	—	94,996
Sell	PHP	5,435,990	10/11/2016	DUB	116,126	—	116,126
Sell	PHP	6,555,062	10/11/2016	DUB	120,353	—	120,353
Buy	EUR	221,874	10/20/2016	DUB	1,353	—	1,353
Buy	EUR	3,032,273	10/20/2016	DUB	17,766	—	17,766
Buy	SEK	189,849	10/20/2016	DUB	—	(647)	(647)
Buy	SEK	103,480	10/20/2016	DUB	—	(195)	(195)
Buy	ZAR	187,840	10/20/2016	DUB	9,935	—	9,935
Sell	CAD	42,550	10/20/2016	DUB	—	(123)	(123)
Sell	CAD	454,633	10/20/2016	DUB	1,078	—	1,078
Sell	EUR	77,164	10/20/2016	DUB	—	(478)	(478)
Sell	EUR	38,263	10/20/2016	DUB	9	—	9
Sell	EUR	32,397	10/20/2016	DUB	84	—	84
Sell	EUR	1,409,439	10/20/2016	DUB	142	—	142
Sell	EUR	388,725	10/20/2016	DUB	829	—	829
Sell	EUR	1,821,212	10/20/2016	DUB	3,942	—	3,942
Sell	JPY	192,080	10/20/2016	DUB	—	(1,480)	(1,480)
Sell	JPY	101,066	10/20/2016	DUB	—	(536)	(536)
Sell	JPY	85,855	10/20/2016	DUB	—	(496)	(496)
Sell	JPY	18,995	10/20/2016	DUB	—	(150)	(150)
Sell	JPY	50,556	10/20/2016	DUB	458	—	458
Sell	JPY	72,968	10/20/2016	DUB	619	—	619
Sell	SEK	263,006	10/20/2016	DUB	2,768	—	2,768
Sell	ZAR	130,333	10/20/2016	DUB	—	(4,161)	(4,161)
Sell	ZAR	246,339	10/20/2016	DUB	349	—	349
Buy	KRW	6,609,215	10/24/2016	DUB	—	(32,514)	(32,514)
Buy	KRW	2,524,757	10/24/2016	DUB	—	(13,208)	(13,208)
Buy	KRW	2,524,757	10/24/2016	DUB	—	(13,208)	(13,208)
Buy	KRW	2,525,664	10/24/2016	DUB	—	(13,097)	(13,097)
Buy	KRW	2,524,757	10/24/2016	DUB	—	(12,687)	(12,687)
Buy	KRW	2,121,667	10/24/2016	DUB	—	(11,800)	(11,800)
Buy	KRW	2,122,575	10/24/2016	DUB	—	(11,737)	(11,737)
Buy	KRW	2,859,757	10/24/2016	DUB	—	(9,801)	(9,801)
Buy	KRW	1,933,740	10/24/2016	DUB	—	(9,300)	(9,300)
Buy	KRW	1,933,740	10/24/2016	DUB	—	(9,300)	(9,300)
Buy	KRW	1,933,740	10/24/2016	DUB	—	(9,230)	(9,230)
Buy	KRW	1,915,583	10/24/2016	DUB	—	(8,915)	(8,915)
Buy	KRW	3,903,795	10/24/2016	DUB	—	(8,675)	(8,675)
Buy	KRW	2,542,006	10/24/2016	DUB	—	(5,487)	(5,487)
Buy	KRW	1,606,911	10/24/2016	DUB	—	(5,352)	(5,352)
Buy	KRW	726,287	10/24/2016	DUB	—	(4,673)	(4,673)
Buy	KRW	1,016,802	10/24/2016	DUB	—	(4,639)	(4,639)
Buy	KRW	817,073	10/24/2016	DUB	—	(4,244)	(4,244)
Buy	KRW	1,252,846	10/24/2016	DUB	—	(4,031)	(4,031)
Buy	KRW	1,980,949	10/24/2016	DUB	—	(3,734)	(3,734)
Buy	KRW	1,926,477	10/24/2016	DUB	—	(3,579)	(3,579)
Buy	KRW	1,925,569	10/24/2016	DUB	—	(3,542)	(3,542)
Buy	KRW	726,287	10/24/2016	DUB	—	(3,094)	(3,094)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	KRW	272,358	10/24/2016	DUB	$—	$(2,335)	$(2,335)
Buy	KRW	181,572	10/24/2016	DUB	—	(1,557)	(1,557)
Buy	KRW	272,358	10/24/2016	DUB	—	(1,542)	(1,542)
Buy	KRW	181,572	10/24/2016	DUB	—	(1,481)	(1,481)
Buy	KRW	703,591	10/24/2016	DUB	—	(1,307)	(1,307)
Buy	KRW	363,144	10/24/2016	DUB	—	(1,112)	(1,112)
Buy	KRW	181,572	10/24/2016	DUB	—	(1,013)	(1,013)
Buy	KRW	181,572	10/24/2016	DUB	—	(1,013)	(1,013)
Buy	KRW	181,572	10/24/2016	DUB	—	(1,010)	(1,010)
Buy	KRW	181,572	10/24/2016	DUB	—	(958)	(958)
Buy	KRW	181,572	10/24/2016	DUB	—	(933)	(933)
Buy	KRW	90,786	10/24/2016	DUB	—	(781)	(781)
Buy	KRW	90,786	10/24/2016	DUB	—	(749)	(749)
Buy	KRW	90,786	10/24/2016	DUB	—	(610)	(610)
Buy	KRW	90,786	10/24/2016	DUB	—	(609)	(609)
Buy	KRW	90,786	10/24/2016	DUB	—	(502)	(502)
Buy	KRW	90,786	10/24/2016	DUB	—	(492)	(492)
Buy	KRW	90,786	10/24/2016	DUB	—	(276)	(276)
Buy	KRW	37,222	10/24/2016	DUB	88	—	88
Buy	KRW	90,786	10/24/2016	DUB	176	—	176
Buy	KRW	90,786	10/24/2016	DUB	239	—	239
Buy	KRW	90,786	10/24/2016	DUB	247	—	247
Buy	KRW	90,786	10/24/2016	DUB	286	—	286
Buy	KRW	181,572	10/24/2016	DUB	340	—	340
Buy	KRW	90,786	10/24/2016	DUB	342	—	342
Buy	KRW	90,786	10/24/2016	DUB	369	—	369
Buy	KRW	90,786	10/24/2016	DUB	374	—	374
Buy	KRW	181,572	10/24/2016	DUB	462	—	462
Buy	KRW	181,572	10/24/2016	DUB	462	—	462
Buy	KRW	181,572	10/24/2016	DUB	470	—	470
Buy	KRW	181,572	10/24/2016	DUB	502	—	502
Buy	KRW	272,358	10/24/2016	DUB	532	—	532
Buy	KRW	181,572	10/24/2016	DUB	555	—	555
Buy	KRW	1,089,431	10/24/2016	DUB	640	—	640
Buy	KRW	272,358	10/24/2016	DUB	693	—	693
Buy	KRW	181,572	10/24/2016	DUB	744	—	744
Buy	KRW	416,707	10/24/2016	DUB	988	—	988
Buy	KRW	998,645	10/24/2016	DUB	2,440	—	2,440
Buy	KRW	635,501	10/24/2016	DUB	2,612	—	2,612
Buy	KRW	3,586,044	10/24/2016	DUB	3,408	—	3,408
Buy	KRW	3,586,044	10/24/2016	DUB	3,440	—	3,440
Buy	KRW	3,404,472	10/24/2016	DUB	5,578	—	5,578
Buy	KRW	3,404,472	10/24/2016	DUB	5,701	—	5,701
Buy	KRW	10,258,810	10/24/2016	DUB	161,861	—	161,861
Sell	KRW	4,932,399	10/24/2016	DUB	—	(84,839)	(84,839)
Sell	KRW	1,967,331	10/24/2016	DUB	—	(34,063)	(34,063)
Sell	KRW	635,501	10/24/2016	DUB	—	(10,072)	(10,072)
Sell	KRW	635,501	10/24/2016	DUB	—	(9,988)	(9,988)
Sell	KRW	544,716	10/24/2016	DUB	—	(9,704)	(9,704)
Sell	KRW	544,716	10/24/2016	DUB	—	(9,618)	(9,618)
Sell	KRW	907,859	10/24/2016	DUB	—	(9,548)	(9,548)
Sell	KRW	635,501	10/24/2016	DUB	—	(9,495)	(9,495)
Sell	KRW	635,501	10/24/2016	DUB	—	(8,956)	(8,956)
Sell	KRW	453,930	10/24/2016	DUB	—	(7,022)	(7,022)
Sell	KRW	272,358	10/24/2016	DUB	—	(4,288)	(4,288)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	KRW	181,572	10/24/2016	DUB	$—	$(2,973)	$(2,973)
Sell	MYR	483,073	10/24/2016	DUB	—	(1,884)	(1,884)
Sell	MYR	784,994	10/24/2016	DUB	—	(1,484)	(1,484)
Sell	MYR	483,073	10/24/2016	DUB	—	(843)	(843)
Sell	MYR	362,305	10/24/2016	DUB	—	(685)	(685)
Sell	MYR	422,689	10/24/2016	DUB	—	(595)	(595)
Sell	MYR	362,305	10/24/2016	DUB	—	(362)	(362)
Sell	MYR	241,536	10/24/2016	DUB	—	(224)	(224)
Sell	MYR	362,305	10/24/2016	DUB	—	(161)	(161)
Sell	MYR	120,768	10/24/2016	DUB	—	(112)	(112)
Sell	MYR	543,457	10/24/2016	DUB	—	(110)	(110)
Sell	MYR	301,921	10/24/2016	DUB	—	(104)	(104)
Sell	MYR	301,921	10/24/2016	DUB	—	(98)	(98)
Sell	MYR	60,384	10/24/2016	DUB	—	(55)	(55)
Sell	MYR	422,689	10/24/2016	DUB	170	—	170
Sell	MYR	31,822,438	10/24/2016	DUB	8,922	—	8,922
Buy	INR	8,190,246	10/26/2016	DUB	—	(18,766)	(18,766)
Buy	INR	62,230,907	10/26/2016	DUB	468,603	—	468,603
Buy	TWD	3,032,510	10/26/2016	DUB	—	(15,293)	(15,293)
Buy	TWD	3,750,736	10/26/2016	DUB	—	(9,144)	(9,144)
Buy	TWD	319,212	10/26/2016	DUB	—	(1,919)	(1,919)
Buy	TWD	159,606	10/26/2016	DUB	—	(697)	(697)
Buy	TWD	319,212	10/26/2016	DUB	—	(610)	(610)
Buy	TWD	239,409	10/26/2016	DUB	—	(573)	(573)
Buy	TWD	239,409	10/26/2016	DUB	—	(541)	(541)
Buy	TWD	159,606	10/26/2016	DUB	—	(404)	(404)
Buy	TWD	79,803	10/26/2016	DUB	—	(307)	(307)
Buy	TWD	79,803	10/26/2016	DUB	—	(243)	(243)
Buy	TWD	79,803	10/26/2016	DUB	—	(223)	(223)
Buy	TWD	79,803	10/26/2016	DUB	—	(120)	(120)
Buy	TWD	79,803	10/26/2016	DUB	—	(80)	(80)
Buy	TWD	159,606	10/26/2016	DUB	—	(72)	(72)
Buy	TWD	159,606	10/26/2016	DUB	—	(37)	(37)
Buy	TWD	239,409	10/26/2016	DUB	128	—	128
Buy	TWD	79,803	10/26/2016	DUB	198	—	198
Buy	TWD	159,606	10/26/2016	DUB	578	—	578
Buy	BRL	30,487	11/3/2016	DUB	—	(149)	(149)
Buy	CLP	151,360	11/29/2016	DUB	712	—	712
Buy	CLP	151,360	11/29/2016	DUB	938	—	938
Buy	BRL	1,600,172	10/4/2016	HUS	—	(27,706)	(27,706)
Buy	BRL	1,419,061	10/4/2016	HUS	—	(22,811)	(22,811)
Buy	BRL	885,875	10/4/2016	HUS	—	(15,818)	(15,818)
Buy	BRL	735,206	10/4/2016	HUS	—	(11,958)	(11,958)
Buy	BRL	704,765	10/4/2016	HUS	—	(11,911)	(11,911)
Buy	BRL	613,133	10/4/2016	HUS	—	(10,167)	(10,167)
Buy	BRL	737,973	10/4/2016	HUS	—	(9,062)	(9,062)
Buy	BRL	582,384	10/4/2016	HUS	—	(8,715)	(8,715)
Buy	BRL	768,722	10/4/2016	HUS	—	(4,960)	(4,960)
Buy	BRL	194,025	10/4/2016	HUS	—	(3,477)	(3,477)
Buy	BRL	183,878	10/4/2016	HUS	—	(3,108)	(3,108)
Buy	BRL	215,242	10/4/2016	HUS	—	(2,663)	(2,663)
Buy	BRL	225,389	10/4/2016	HUS	—	(2,661)	(2,661)
Buy	BRL	215,242	10/4/2016	HUS	—	(2,494)	(2,494)
Buy	BRL	215,242	10/4/2016	HUS	—	(2,122)	(2,122)
Buy	BRL	522,731	10/4/2016	HUS	—	(1,604)	(1,604)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	92,247	10/4/2016	HUS	$—	$(1,147)	$(1,147)
Buy	BRL	338,238	10/4/2016	HUS	—	(1,111)	(1,111)
Buy	BRL	307,489	10/4/2016	HUS	—	(1,020)	(1,020)
Buy	BRL	553,480	10/4/2016	HUS	—	(980)	(980)
Buy	BRL	153,744	10/4/2016	HUS	—	(930)	(930)
Buy	BRL	184,493	10/4/2016	HUS	—	(915)	(915)
Buy	BRL	215,242	10/4/2016	HUS	—	(787)	(787)
Buy	BRL	51,351	10/4/2016	HUS	—	(590)	(590)
Buy	BRL	153,744	10/4/2016	HUS	—	(557)	(557)
Buy	BRL	30,749	10/4/2016	HUS	—	(180)	(180)
Buy	BRL	30,749	10/4/2016	HUS	115	—	115
Buy	BRL	30,749	10/4/2016	HUS	119	—	119
Buy	BRL	30,749	10/4/2016	HUS	122	—	122
Buy	BRL	30,749	10/4/2016	HUS	125	—	125
Buy	BRL	30,749	10/4/2016	HUS	129	—	129
Buy	BRL	30,749	10/4/2016	HUS	156	—	156
Buy	BRL	30,749	10/4/2016	HUS	156	—	156
Buy	BRL	92,247	10/4/2016	HUS	293	—	293
Buy	BRL	61,498	10/4/2016	HUS	304	—	304
Buy	BRL	61,498	10/4/2016	HUS	311	—	311
Buy	BRL	61,498	10/4/2016	HUS	311	—	311
Buy	BRL	61,498	10/4/2016	HUS	311	—	311
Buy	BRL	92,247	10/4/2016	HUS	456	—	456
Buy	BRL	676,476	10/4/2016	HUS	758	—	758
Buy	BRL	399,736	10/4/2016	HUS	1,256	—	1,256
Buy	BRL	368,987	10/4/2016	HUS	1,879	—	1,879
Buy	BRL	461,233	10/4/2016	HUS	2,532	—	2,532
Buy	BRL	31,025,629	10/4/2016	HUS	79,930	—	79,930
Sell	BRL	3,905,109	10/4/2016	HUS	—	(71,031)	(71,031)
Sell	BRL	4,286,703	10/4/2016	HUS	—	(70,079)	(70,079)
Sell	BRL	1,308,673	10/4/2016	HUS	—	(36,554)	(36,554)
Sell	BRL	2,049,413	10/4/2016	HUS	—	(33,138)	(33,138)
Sell	BRL	1,100,810	10/4/2016	HUS	—	(30,732)	(30,732)
Sell	BRL	1,054,994	10/4/2016	HUS	—	(29,897)	(29,897)
Sell	BRL	1,409,222	10/4/2016	HUS	—	(26,009)	(26,009)
Sell	BRL	645,727	10/4/2016	HUS	—	(19,441)	(19,441)
Sell	BRL	1,156,158	10/4/2016	HUS	—	(19,245)	(19,245)
Sell	BRL	734,591	10/4/2016	HUS	—	(18,399)	(18,399)
Sell	BRL	652,184	10/4/2016	HUS	—	(18,387)	(18,387)
Sell	BRL	899,712	10/4/2016	HUS	—	(18,254)	(18,254)
Sell	BRL	657,411	10/4/2016	HUS	—	(16,005)	(16,005)
Sell	BRL	845,594	10/4/2016	HUS	—	(15,994)	(15,994)
Sell	BRL	741,663	10/4/2016	HUS	—	(15,310)	(15,310)
Sell	BRL	584,229	10/4/2016	HUS	—	(15,247)	(15,247)
Sell	BRL	707,224	10/4/2016	HUS	—	(15,183)	(15,183)
Sell	BRL	613,748	10/4/2016	HUS	—	(15,121)	(15,121)
Sell	BRL	983,964	10/4/2016	HUS	—	(15,072)	(15,072)
Sell	BRL	1,156,158	10/4/2016	HUS	—	(14,585)	(14,585)
Sell	BRL	491,982	10/4/2016	HUS	—	(14,541)	(14,541)
Sell	BRL	559,630	10/4/2016	HUS	—	(14,017)	(14,017)
Sell	BRL	840,675	10/4/2016	HUS	—	(13,618)	(13,618)
Sell	BRL	1,199,207	10/4/2016	HUS	—	(13,003)	(13,003)
Sell	BRL	679,858	10/4/2016	HUS	—	(12,849)	(12,849)
Sell	BRL	830,220	10/4/2016	HUS	—	(12,583)	(12,583)
Sell	BRL	502,437	10/4/2016	HUS	—	(11,879)	(11,879)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	443,706	10/4/2016	HUS	$—	$(10,945)	$(10,945)
Sell	BRL	422,182	10/4/2016	HUS	—	(10,315)	(10,315)
Sell	BRL	526,728	10/4/2016	HUS	—	(9,831)	(9,831)
Sell	BRL	367,142	10/4/2016	HUS	—	(9,164)	(9,164)
Sell	BRL	1,045,462	10/4/2016	HUS	—	(8,877)	(8,877)
Sell	BRL	456,621	10/4/2016	HUS	—	(8,265)	(8,265)
Sell	BRL	342,235	10/4/2016	HUS	—	(8,091)	(8,091)
Sell	BRL	428,947	10/4/2016	HUS	—	(7,967)	(7,967)
Sell	BRL	614,978	10/4/2016	HUS	—	(7,094)	(7,094)
Sell	BRL	215,242	10/4/2016	HUS	—	(7,020)	(7,020)
Sell	BRL	334,855	10/4/2016	HUS	—	(6,289)	(6,289)
Sell	BRL	553,480	10/4/2016	HUS	—	(5,785)	(5,785)
Sell	BRL	637,424	10/4/2016	HUS	—	(5,740)	(5,740)
Sell	BRL	291,807	10/4/2016	HUS	—	(5,524)	(5,524)
Sell	BRL	282,890	10/4/2016	HUS	—	(5,447)	(5,447)
Sell	BRL	399,736	10/4/2016	HUS	—	(5,174)	(5,174)
Sell	BRL	316,099	10/4/2016	HUS	—	(5,130)	(5,130)
Sell	BRL	522,731	10/4/2016	HUS	—	(5,054)	(5,054)
Sell	BRL	399,736	10/4/2016	HUS	—	(3,889)	(3,889)
Sell	BRL	92,247	10/4/2016	HUS	—	(3,136)	(3,136)
Sell	BRL	122,996	10/4/2016	HUS	—	(3,077)	(3,077)
Sell	BRL	92,247	10/4/2016	HUS	—	(3,046)	(3,046)
Sell	BRL	175,884	10/4/2016	HUS	—	(2,854)	(2,854)
Sell	BRL	92,247	10/4/2016	HUS	—	(2,297)	(2,297)
Sell	BRL	61,498	10/4/2016	HUS	—	(2,279)	(2,279)
Sell	BRL	61,498	10/4/2016	HUS	—	(2,219)	(2,219)
Sell	BRL	61,498	10/4/2016	HUS	—	(2,101)	(2,101)
Sell	BRL	61,498	10/4/2016	HUS	—	(2,055)	(2,055)
Sell	BRL	215,242	10/4/2016	HUS	—	(1,932)	(1,932)
Sell	BRL	153,744	10/4/2016	HUS	—	(1,810)	(1,810)
Sell	BRL	153,744	10/4/2016	HUS	—	(1,797)	(1,797)
Sell	BRL	153,744	10/4/2016	HUS	—	(1,746)	(1,746)
Sell	BRL	170,041	10/4/2016	HUS	—	(1,659)	(1,659)
Sell	BRL	157,742	10/4/2016	HUS	—	(1,397)	(1,397)
Sell	BRL	104,546	10/4/2016	HUS	—	(1,313)	(1,313)
Sell	BRL	30,749	10/4/2016	HUS	—	(1,139)	(1,139)
Sell	BRL	124,225	10/4/2016	HUS	—	(1,134)	(1,134)
Sell	BRL	109,773	10/4/2016	HUS	—	(1,035)	(1,035)
Sell	BRL	92,247	10/4/2016	HUS	—	(652)	(652)
Sell	BRL	61,498	10/4/2016	HUS	—	(583)	(583)
Sell	BRL	61,498	10/4/2016	HUS	—	(440)	(440)
Sell	BRL	61,498	10/4/2016	HUS	—	(438)	(438)
Sell	BRL	61,498	10/4/2016	HUS	—	(431)	(431)
Sell	BRL	61,498	10/4/2016	HUS	—	(430)	(430)
Sell	BRL	61,498	10/4/2016	HUS	—	(422)	(422)
Sell	BRL	61,498	10/4/2016	HUS	—	(414)	(414)
Sell	BRL	61,498	10/4/2016	HUS	—	(396)	(396)
Sell	BRL	61,498	10/4/2016	HUS	—	(388)	(388)
Sell	BRL	61,498	10/4/2016	HUS	—	(382)	(382)
Sell	BRL	61,498	10/4/2016	HUS	—	(364)	(364)
Sell	BRL	30,749	10/4/2016	HUS	—	(220)	(220)
Sell	BRL	30,749	10/4/2016	HUS	—	(218)	(218)
Sell	BRL	30,749	10/4/2016	HUS	—	(218)	(218)
Sell	BRL	30,749	10/4/2016	HUS	—	(216)	(216)
Sell	BRL	30,749	10/4/2016	HUS	—	(216)	(216)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	30,749	10/4/2016	HUS	$—	$(197)	$(197)
Sell	BRL	30,749	10/4/2016	HUS	—	(197)	$(197)
Sell	BRL	30,749	10/4/2016	HUS	—	(191)	(191)
Sell	BRL	30,749	10/4/2016	HUS	—	(178)	(178)
Sell	BRL	30,749	10/4/2016	HUS	—	(178)	(178)
Sell	BRL	491,982	10/4/2016	HUS	2,837	—	2,837
Sell	BRL	31,118	10/4/2016	HUS	271,342	—	271,342
Sell	PHP	1,973,219	10/11/2016	HUS	27,638	—	27,638
Buy	CLP	75,946	10/19/2016	HUS	444	—	444
Buy	CLP	227,837	10/19/2016	HUS	1,314	—	1,314
Buy	CLP	227,837	10/19/2016	HUS	1,321	—	1,321
Buy	CLP	75,946	10/19/2016	HUS	1,505	—	1,505
Buy	CLP	151,891	10/19/2016	HUS	1,545	—	1,545
Buy	CLP	75,946	10/19/2016	HUS	1,553	—	1,553
Buy	CLP	75,946	10/19/2016	HUS	1,607	—	1,607
Buy	CLP	75,946	10/19/2016	HUS	1,616	—	1,616
Buy	CLP	75,946	10/19/2016	HUS	1,765	—	1,765
Buy	CLP	75,946	10/19/2016	HUS	1,778	—	1,778
Buy	CLP	151,891	10/19/2016	HUS	2,402	—	2,402
Buy	CLP	379,729	10/19/2016	HUS	2,527	—	2,527
Buy	CLP	455,674	10/19/2016	HUS	2,977	—	2,977
Buy	CLP	151,891	10/19/2016	HUS	3,107	—	3,107
Buy	CLP	379,729	10/19/2016	HUS	3,673	—	3,673
Buy	CLP	227,837	10/19/2016	HUS	3,673	—	3,673
Buy	CLP	227,837	10/19/2016	HUS	4,491	—	4,491
Buy	CLP	379,729	10/19/2016	HUS	4,535	—	4,535
Buy	CLP	531,620	10/19/2016	HUS	4,834	—	4,834
Buy	CLP	227,837	10/19/2016	HUS	4,865	—	4,865
Buy	CLP	835,403	10/19/2016	HUS	4,897	—	4,897
Buy	CLP	531,620	10/19/2016	HUS	5,230	—	5,230
Buy	CLP	1,746,751	10/19/2016	HUS	21,946	—	21,946
Sell	CLP	455,674	10/19/2016	HUS	—	(11,903)	(11,903)
Sell	CLP	455,674	10/19/2016	HUS	—	(11,781)	(11,781)
Sell	CLP	379,729	10/19/2016	HUS	—	(11,018)	(11,018)
Sell	CLP	499,723	10/19/2016	HUS	—	(10,581)	(10,581)
Sell	CLP	379,729	10/19/2016	HUS	—	(9,664)	(9,664)
Sell	CLP	303,783	10/19/2016	HUS	—	(8,381)	(8,381)
Sell	CLP	227,837	10/19/2016	HUS	—	(7,982)	(7,982)
Sell	CLP	303,783	10/19/2016	HUS	—	(7,658)	(7,658)
Sell	CLP	227,837	10/19/2016	HUS	—	(7,479)	(7,479)
Sell	CLP	303,783	10/19/2016	HUS	—	(7,170)	(7,170)
Sell	CLP	227,837	10/19/2016	HUS	—	(6,477)	(6,477)
Sell	CLP	151,891	10/19/2016	HUS	—	(5,875)	(5,875)
Sell	CLP	227,837	10/19/2016	HUS	—	(5,571)	(5,571)
Sell	CLP	227,837	10/19/2016	HUS	—	(5,519)	(5,519)
Sell	CLP	227,837	10/19/2016	HUS	—	(5,186)	(5,186)
Sell	CLP	227,837	10/19/2016	HUS	—	(5,092)	(5,092)
Sell	CLP	227,837	10/19/2016	HUS	—	(5,055)	(5,055)
Sell	CLP	151,891	10/19/2016	HUS	—	(4,283)	(4,283)
Sell	CLP	227,837	10/19/2016	HUS	—	(4,238)	(4,238)
Sell	CLP	188,345	10/19/2016	HUS	—	(4,007)	(4,007)
Sell	CLP	151,891	10/19/2016	HUS	—	(3,684)	(3,684)
Sell	CLP	170,118	10/19/2016	HUS	—	(3,540)	(3,540)
Sell	CLP	151,891	10/19/2016	HUS	—	(3,279)	(3,279)
Sell	CLP	151,891	10/19/2016	HUS	—	(2,842)	(2,842)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	CLP	75,946	10/19/2016	HUS	$—	$(2,679)	$(2,679)
Sell	CLP	75,946	10/19/2016	HUS	—	(2,630)	(2,630)
Sell	CLP	124,551	10/19/2016	HUS	—	(2,611)	(2,611)
Sell	CLP	75,946	10/19/2016	HUS	—	(2,479)	(2,479)
Sell	CLP	109,362	10/19/2016	HUS	—	(2,180)	(2,180)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,785)	(1,785)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,759)	(1,759)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,734)	(1,734)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,719)	(1,719)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,286)	(1,286)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,257)	(1,257)
Sell	CLP	75,946	10/19/2016	HUS	—	(1,148)	(1,148)
Sell	CLP	47,086	10/19/2016	HUS	—	(966)	(966)
Sell	CLP	45,567	10/19/2016	HUS	—	(905)	(905)
Sell	CLP	30,378	10/19/2016	HUS	—	(597)	(597)
Buy	COP	69,137	10/21/2016	HUS	9	—	9
Buy	COP	69,137	10/21/2016	HUS	675	—	675
Buy	COP	3,180,307	10/21/2016	HUS	75,975	—	75,975
Sell	COP	69,137	10/21/2016	HUS	—	(1,125)	(1,125)
Buy	KRW	272,358	10/24/2016	HUS	—	(1,763)	(1,763)
Buy	KRW	181,572	10/24/2016	HUS	—	(1,225)	(1,225)
Buy	KRW	90,786	10/24/2016	HUS	—	(569)	(569)
Buy	PEN	368,663	10/27/2016	HUS	3,693	—	3,693
Buy	BRL	2,033,818	11/3/2016	HUS	—	(36,314)	(36,314)
Buy	BRL	2,022,233	11/3/2016	HUS	—	(35,468)	(35,468)
Buy	BRL	1,633,823	11/3/2016	HUS	—	(30,153)	(30,153)
Buy	BRL	1,621,933	11/3/2016	HUS	—	(28,294)	(28,294)
Buy	BRL	1,530,165	11/3/2016	HUS	—	(27,659)	(27,659)
Buy	BRL	1,485,044	11/3/2016	HUS	—	(25,953)	(25,953)
Buy	BRL	1,396,325	11/3/2016	HUS	—	(24,512)	(24,512)
Buy	BRL	1,372,240	11/3/2016	HUS	—	(24,458)	(24,458)
Buy	BRL	1,490,532	11/3/2016	HUS	—	(22,927)	(22,927)
Buy	BRL	1,490,532	11/3/2016	HUS	—	(22,809)	(22,809)
Buy	BRL	1,412,179	11/3/2016	HUS	—	(22,197)	(22,197)
Buy	BRL	1,199,986	11/3/2016	HUS	—	(22,184)	(22,184)
Buy	BRL	1,199,376	11/3/2016	HUS	—	(21,491)	(21,491)
Buy	BRL	1,313,095	11/3/2016	HUS	—	(19,888)	(19,888)
Buy	BRL	937,794	11/3/2016	HUS	—	(16,419)	(16,419)
Buy	BRL	1,097,244	11/3/2016	HUS	—	(16,377)	(16,377)
Buy	BRL	1,036,573	11/3/2016	HUS	—	(16,025)	(16,025)
Buy	BRL	974,989	11/3/2016	HUS	—	(15,196)	(15,196)
Buy	BRL	927,733	11/3/2016	HUS	—	(14,430)	(14,430)
Buy	BRL	843,588	11/3/2016	HUS	—	(12,909)	(12,909)
Buy	BRL	735,662	11/3/2016	HUS	—	(11,119)	(11,119)
Buy	BRL	616,151	11/3/2016	HUS	—	(9,429)	(9,429)
Buy	BRL	975,599	11/3/2016	HUS	—	(8,411)	(8,411)
Buy	BRL	545,725	11/3/2016	HUS	—	(8,265)	(8,265)
Buy	BRL	731,699	11/3/2016	HUS	—	(6,944)	(6,944)
Buy	BRL	381,703	11/3/2016	HUS	—	(5,997)	(5,997)
Buy	BRL	426,824	11/3/2016	HUS	—	(4,516)	(4,516)
Buy	BRL	365,849	11/3/2016	HUS	—	(4,235)	(4,235)
Buy	BRL	365,849	11/3/2016	HUS	—	(2,905)	(2,905)
Buy	BRL	365,849	11/3/2016	HUS	—	(2,746)	(2,746)
Buy	BRL	396,337	11/3/2016	HUS	—	(2,368)	(2,368)
Buy	BRL	243,900	11/3/2016	HUS	—	(2,300)	(2,300)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	426,824	11/3/2016	HUS	$—	$(2,005)	$(2,005)
Buy	BRL	121,950	11/3/2016	HUS	—	(1,241)	(1,241)
Buy	BRL	121,950	11/3/2016	HUS	—	(1,241)	(1,241)
Buy	BRL	121,950	11/3/2016	HUS	—	(1,180)	(1,180)
Buy	BRL	121,950	11/3/2016	HUS	—	(1,165)	(1,165)
Buy	BRL	243,900	11/3/2016	HUS	—	(1,048)	(1,048)
Buy	BRL	91,462	11/3/2016	HUS	—	(914)	(914)
Buy	BRL	243,900	11/3/2016	HUS	—	(906)	(906)
Buy	BRL	60,975	11/3/2016	HUS	—	(601)	(601)
Buy	BRL	60,975	11/3/2016	HUS	—	(480)	(480)
Buy	BRL	60,975	11/3/2016	HUS	—	(460)	(460)
Buy	BRL	60,975	11/3/2016	HUS	—	(458)	(458)
Buy	BRL	60,975	11/3/2016	HUS	—	(454)	(454)
Buy	BRL	60,975	11/3/2016	HUS	—	(298)	(298)
Buy	BRL	30,487	11/3/2016	HUS	—	(239)	(239)
Buy	BRL	30,487	11/3/2016	HUS	—	(237)	(237)
Buy	BRL	30,487	11/3/2016	HUS	—	(236)	(236)
Buy	BRL	30,487	11/3/2016	HUS	—	(227)	(227)
Buy	BRL	30,487	11/3/2016	HUS	—	(218)	(218)
Buy	BRL	60,975	11/3/2016	HUS	—	(172)	(172)
Buy	BRL	30,487	11/3/2016	HUS	—	(160)	(160)
Buy	BRL	30,487	11/3/2016	HUS	—	(132)	(132)
Buy	BRL	30,487	11/3/2016	HUS	—	(110)	(110)
Buy	BRL	30,487	11/3/2016	HUS	—	(86)	(86)
Buy	BRL	30,487	11/3/2016	HUS	—	(84)	(84)
Buy	CLP	4,389,446	11/29/2016	HUS	—	(11,275)	(11,275)
Buy	CLP	227,040	11/29/2016	HUS	—	(854)	(854)
Buy	CLP	227,040	11/29/2016	HUS	—	(733)	(733)
Buy	CLP	202,823	11/29/2016	HUS	—	(655)	(655)
Buy	CLP	175,578	11/29/2016	HUS	—	(612)	(612)
Buy	CLP	151,360	11/29/2016	HUS	—	(461)	(461)
Buy	CLP	127,143	11/29/2016	HUS	—	(439)	(439)
Buy	CLP	99,898	11/29/2016	HUS	—	(327)	(327)
Buy	CLP	101,411	11/29/2016	HUS	—	(317)	(317)
Buy	CLP	75,680	11/29/2016	HUS	—	(247)	(247)
Buy	CLP	77,194	11/29/2016	HUS	—	(242)	(242)
Buy	CLP	51,462	11/29/2016	HUS	—	(186)	(186)
Buy	CLP	151,360	11/29/2016	HUS	—	(138)	(138)
Buy	CLP	151,360	11/29/2016	HUS	—	(119)	(119)
Buy	CLP	75,680	11/29/2016	HUS	—	(111)	(111)
Buy	CLP	24,218	11/29/2016	HUS	—	(91)	(91)
Buy	CLP	24,218	11/29/2016	HUS	—	(89)	(89)
Buy	CLP	24,218	11/29/2016	HUS	—	(87)	(87)
Buy	CLP	75,680	11/29/2016	HUS	—	(83)	(83)
Buy	CLP	75,680	11/29/2016	HUS	—	(36)	(36)
Buy	CLP	75,680	11/29/2016	HUS	—	(30)	(30)
Buy	CLP	75,680	11/29/2016	HUS	—	(22)	(22)
Buy	CLP	227,040	11/29/2016	HUS	15	—	15
Buy	CLP	75,680	11/29/2016	HUS	94	—	94
Buy	CLP	75,680	11/29/2016	HUS	96	—	96
Buy	CLP	75,680	11/29/2016	HUS	98	—	98
Buy	CLP	75,680	11/29/2016	HUS	108	—	108
Buy	CLP	75,680	11/29/2016	HUS	133	—	133
Buy	CLP	378,400	11/29/2016	HUS	170	—	170
Buy	CLP	75,680	11/29/2016	HUS	281	—	281

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CLP	151,360	11/29/2016	HUS	$282	$—	$—
Buy	CLP	75,680	11/29/2016	HUS	316	—	316
Buy	CLP	75,680	11/29/2016	HUS	351	—	351
Buy	CLP	75,680	11/29/2016	HUS	362	—	362
Buy	CLP	454,081	11/29/2016	HUS	429	—	429
Buy	CLP	75,680	11/29/2016	HUS	536	—	536
Buy	CLP	75,680	11/29/2016	HUS	556	—	556
Buy	CLP	75,680	11/29/2016	HUS	558	—	558
Buy	CLP	75,680	11/29/2016	HUS	559	—	559
Buy	CLP	378,400	11/29/2016	HUS	575	—	575
Buy	CLP	75,680	11/29/2016	HUS	720	—	720
Buy	CLP	151,360	11/29/2016	HUS	729	—	729
Buy	CLP	151,360	11/29/2016	HUS	821	—	821
Buy	CLP	227,040	11/29/2016	HUS	987	—	987
Buy	CLP	151,360	11/29/2016	HUS	1,137	—	1,137
Buy	CLP	151,360	11/29/2016	HUS	1,176	—	1,176
Buy	CLP	151,360	11/29/2016	HUS	1,177	—	1,177
Buy	CLP	151,360	11/29/2016	HUS	1,300	—	1,300
Buy	CLP	227,040	11/29/2016	HUS	1,415	—	1,415
Buy	CLP	302,720	11/29/2016	HUS	1,530	—	1,530
Buy	CLP	302,720	11/29/2016	HUS	1,818	—	1,818
Buy	CLP	1,437,922	11/29/2016	HUS	16,022	—	16,022
Buy	COP	686,755	11/29/2016	HUS	—	(10,007)	(10,007)
Buy	COP	755,431	11/29/2016	HUS	—	(5,204)	(5,204)
Buy	COP	686,755	11/29/2016	HUS	—	(3,650)	(3,650)
Buy	COP	68,675	11/29/2016	HUS	—	(603)	(603)
Buy	COP	68,675	11/29/2016	HUS	298	—	298
Buy	COP	68,675	11/29/2016	HUS	480	—	480
Buy	COP	206,027	11/29/2016	HUS	670	—	670
Sell	BRL	1,076,519	10/4/2016	RBS	—	(19,517)	(19,517)
Buy	AUD	1,030,888	10/20/2016	RBS	15,669	—	15,669
Buy	GBP	1,061,740	10/20/2016	RBS	—	(8,229)	(8,229)
Buy	GBP	337,936	10/20/2016	RBS	713	—	713
Buy	HKD	88,856	10/20/2016	RBS	—	(13)	(13)
Buy	HKD	1,052,662	10/20/2016	RBS	—	(3)	(3)
Sell	AUD	4,171,545	10/20/2016	RBS	—	(94,266)	(94,266)
Sell	AUD	250,357	10/20/2016	RBS	—	(4,825)	(4,825)
Sell	AUD	419,593	10/20/2016	RBS	—	(2,577)	(2,577)
Sell	EUR	3,634,479	10/20/2016	RBS	—	(1,373)	(1,373)
Sell	GBP	1,169,910	10/20/2016	RBS	29,282	—	29,282
Sell	GBP	4,640,397	10/20/2016	RBS	85,900	—	85,900
Sell	HKD	425,131	10/20/2016	RBS	—	(105)	(105)
Sell	KRW	4,295,782	10/20/2016	RBS	31,752	—	31,752
Buy	PEN	368,663	10/27/2016	RBS	—	(3,149)	(3,149)
Buy	PEN	221,198	10/27/2016	RBS	—	(1,721)	(1,721)
Buy	PEN	147,465	10/27/2016	RBS	—	(1,323)	(1,323)
Buy	PEN	73,733	10/27/2016	RBS	—	(699)	(699)
Buy	PEN	73,733	10/27/2016	RBS	—	(688)	(688)
Buy	PEN	73,733	10/27/2016	RBS	—	(688)	(688)
Buy	PEN	73,733	10/27/2016	RBS	—	(688)	(688)
Buy	PEN	73,733	10/27/2016	RBS	—	(685)	(685)
Buy	PEN	73,733	10/27/2016	RBS	—	(677)	(677)
Buy	PEN	73,733	10/27/2016	RBS	—	(666)	(666)
Buy	PEN	73,733	10/27/2016	RBS	—	(550)	(550)
Buy	PEN	73,733	10/27/2016	RBS	—	(524)	(524)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	PEN	73,733	10/27/2016	RBS	$—	$(517)	$(517)
Buy	PEN	73,733	10/27/2016	RBS	—	(305)	(305)
Buy	PEN	73,733	10/27/2016	RBS	—	(280)	(280)
Buy	PEN	73,733	10/27/2016	RBS	—	(143)	(143)
Buy	PEN	221,198	10/27/2016	RBS	—	(22)	(22)
Buy	PEN	73,732	10/27/2016	RBS	44	—	44
Buy	PEN	73,732	10/27/2016	RBS	146	—	146
Buy	PEN	73,733	10/27/2016	RBS	213	—	213
Buy	PEN	73,733	10/27/2016	RBS	269	—	269
Buy	PEN	73,733	10/27/2016	RBS	400	—	400
Buy	PEN	73,733	10/27/2016	RBS	403	—	403
Sell	PEN	2,506,906	10/27/2016	RBS	—	(23,051)	(23,051)
Sell	PEN	2,506,906	10/27/2016	RBS	—	(22,543)	(22,543)
Sell	PEN	2,359,441	10/27/2016	RBS	—	(18,275)	(18,275)
Sell	PEN	430,008	10/27/2016	RBS	—	(4,717)	(4,717)
Sell	PEN	430,303	10/27/2016	RBS	—	(4,625)	(4,625)
Sell	PEN	430,303	10/27/2016	RBS	—	(4,438)	(4,438)
Sell	PEN	430,008	10/27/2016	RBS	—	(4,311)	(4,311)
Sell	PEN	516,128	10/27/2016	RBS	—	(4,054)	(4,054)
Sell	PEN	393,142	10/27/2016	RBS	—	(3,841)	(3,841)
Sell	PEN	393,142	10/27/2016	RBS	—	(3,519)	(3,519)
Sell	PEN	294,930	10/27/2016	RBS	—	(2,177)	(2,177)
Sell	PEN	221,198	10/27/2016	RBS	—	(1,906)	(1,906)
Sell	PEN	221,198	10/27/2016	RBS	—	(1,583)	(1,583)
Sell	PEN	221,198	10/27/2016	RBS	—	(1,471)	(1,471)
Sell	PEN	221,198	10/27/2016	RBS	—	(1,439)	(1,439)
Sell	PEN	221,198	10/27/2016	RBS	—	(1,322)	(1,322)
Sell	PEN	73,732	10/27/2016	RBS	—	(807)	(807)
Sell	PEN	73,732	10/27/2016	RBS	—	(295)	(295)
Sell	PEN	73,732	10/27/2016	RBS	—	(287)	(287)
Sell	PEN	73,732	10/27/2016	RBS	—	(239)	(239)
Sell	PEN	73,732	10/27/2016	RBS	—	(222)	(222)
Sell	PEN	73,733	10/27/2016	RBS	—	(138)	(138)
Sell	PEN	147,465	10/27/2016	RBS	—	(125)	(125)
Sell	PEN	147,465	10/27/2016	RBS	57	—	57
Sell	PEN	73,733	10/27/2016	RBS	85	—	85
Sell	PEN	147,465	10/27/2016	RBS	202	—	202
Sell	PEN	73,732	10/27/2016	RBS	269	—	269
Sell	PEN	73,733	10/27/2016	RBS	330	—	330
Sell	PEN	73,733	10/27/2016	RBS	339	—	339
Sell	PEN	73,733	10/27/2016	RBS	383	—	383
Sell	PEN	73,733	10/27/2016	RBS	561	—	561
Sell	PEN	147,465	10/27/2016	RBS	563	—	563
Sell	PEN	73,733	10/27/2016	RBS	590	—	590

					$2,915,481	$(3,965,134)	$(1,049,653)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Glossary

Counterparty Abbreviations:
DUB	Deutsche Bank AG	HUS	HSBC Bank USA	RBS	Royal Bank of Scotland PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	Pound Sterling	PEN	Peruvian Nuevo Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Index Abbreviations:
CAC 40	Euronext Paris- French Stock Market Index	Hang Seng	Hong Kong Stock Market Index	Russell 2000	U.S. Small-Cap Stock Market Index
DAX	Deutsche Boerse AG German Stock Index	IBEX	Bolsa de Madrid- Spanish Stock Market Index	S&P 500	Standard and Poor’s U.S. Equity Larg-cap Index
Euro Stoxx 50	Eurozone Blue-chip Index	KOSPI	South Korean Stock Market Index	S&P/TSX	Canadian Equity Market Index
FTSE 100	Financial Times Stock Exchange 100 Index	MSCI EAFE	Morgan Stanley Capital International- Europe, Australasia and Far East	TOPIX	Tokyo Stock Exchange Tokyo Price Index
FTSE/JSE Top 40	largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index	NASDAQ	National Association of Securities Dealers Automated Quotations
FTSE/MIB	Borsa Italiana- Italian Stock Market Index	OMXS30	Stockholm Stock Exchange’s leading share Index

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	JSE	Johannesburg Stock Exchange	SGX	Singapore Stock Exchange
LME	London Metal Exchange

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany	Gilt	Bank of England Bonds	Sugar #11	World Benchmark for raw sugar
Bund	German Federal Government Bond	LIBOR	London Interbank Offer Rate	USLD	Ultra-low-sulfur diesel
Buxl	Long term debt that is issued by the Federal Republic of Germany	RBOB	Reformulated Gasoline Blendstock for Oxygen Blending	WTI	West Texas Intermediate

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

TOP ACTIVE EXPOSURES BY ASSET CLASS
Commodities		% of VaR
Corn	Short	3.46
Gold	Long	2.76
Sugar	Long	2.07
Crude Oil	Long	1.61
Natural Gas	Long	1.38

Currencies		% of VaR
GBP/USD	Short	8.06
KRW/USD	Long	4.84
AUD/USD	Long	4.38
BRL/USD	Long	3.69
EUR/USD	Short	3.23

Equities		% of VaR
S&P 500 Index	Long	3.23
Korean Kospi	Long	3.23
NASDAQ 100 Index	Long	3.00
Russell 2000 Futures	Long	1.84
Hang Seng Index	Long	1.84

Fixed Income		% of VaR
Short Sterling	Long	3.69
Gilts	Long	2.76
U.S. Treasuries	Long	2.07
Japanese Bonds	Long	1.84
Euro Bund	Long	1.15

ASSET CLASS EXPOSURE	% of VaR
Currencies	38.5
Equities	25.8
Commodities	21.0
Fixed Income	14.8

HOLDINGS SUMMARY
Number of Long Holdings	42
Number of Short Holdings	9
Number of Currency Pairs	17

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 97.96%
CONSUMER DISCRETIONARY - 15.90%
Auto Components - 2.09%
Gentex Corp.	17,810	$312,744

Automobiles - 3.58%
Hyster-Yale Materials Handling, Inc.	1,950	117,254
Thor Industries, Inc.	4,915	416,301

		533,555

Hotels, Restaurants & Leisure - 4.59%
Brinker International, Inc.	1,615	81,444
Marriott Vacations Worldwide Corp.	3,340	244,889
Texas Roadhouse, Inc.	9,210	359,466

		685,799

Household Durables - 3.16%
Flexsteel Industries, Inc.	5,935	306,957
Matthews International Corp., Class A	2,730	165,875

		472,832

Multiline Retail - 1.49%
Pricesmart, Inc.	2,660	222,802

Specialty Retail - 0.99%
Monro Muffler Brake, Inc.	2,425	148,337

Total Consumer Discretionary		2,376,069

CONSUMER STAPLES - 4.28%
Food & Drug Retailing - 0.83%
B&G Foods, Inc.	2,525	124,180

Food Products - 1.90%
J&J Snack Foods Corp.	2,385	284,101

Personal Products - 1.55%
Inter Parfums, Inc.	7,165	231,214

Total Consumer Staples		639,495

ENERGY - 1.04%
Oil & Gas - 1.04%
GasLog Ltd.	10,690	155,540

FINANCIALS - 11.49%
Banks - 7.71%
Bank of the Ozarks, Inc.	2,755	105,792
Evercore Partners, Inc., Class A	7,355	378,856
Glacier Bancorp, Inc.	3,030	86,416
MainSource Financial Group, Inc.	3,820	95,309

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
FINANCIALS - 11.49% (Continued)
Banks - 7.71% (Continued)
PacWest Bancorp	4,370	$187,517
S&T Bancorp, Inc.	4,705	136,398
Virtu Financial, Inc., Class A	10,920	163,472

		1,153,760

Diversified Financials - 2.19%
MarketAxess Holdings, Inc.	1,975	327,040

Insurance - 1.59%
Horace Mann Educators Corp.	6,480	237,492

Total Financials		1,718,292

HEALTH CARE - 15.75%
Biotechnology - 0.78%
Neogen Corp.A	2,075	116,076

Health Care Equipment & Supplies - 9.97%
Abaxis, Inc.	5,115	264,036
Atrion Corp.	275	117,315
Bio-Techne Corp.	1,295	141,803
LeMaitre Vascular, Inc.	7,780	154,355
Mesa Laboratories, Inc.	1,565	178,973
Patterson Cos., Inc.	5,935	272,654
West Pharmaceutical Services, Inc.	4,845	360,953

		1,490,089

Health Care Providers & Services - 5.00%
Cantel Medical Corp.	5,665	441,756
Omnicell, Inc.A	7,985	305,826

		747,582

Total Health Care		2,353,747

INDUSTRIALS - 15.84%
Aerospace & Defense - 0.50%
HEICO Corp.	1,070	74,044

Building Products - 6.15%
Apogee Enterprises, Inc.	5,185	231,718
Simpson Manufacturing Co., Inc.	3,820	167,888
Universal Forest Products, Inc.	1,565	154,137
Watsco, Inc.	2,595	365,636

		919,379

Commercial Services & Supplies - 4.07%
Healthcare Services Group, Inc.	5,255	207,993
Monotype Imaging Holdings, Inc.	9,010	199,211
MSA Safety, Inc.	3,480	201,979

		609,183

Electrical Equipment - 0.86%
II-VI, Inc.	5,255	127,854

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 15.84% (Continued)
Machinery - 4.26%
Applied Industrial Technologies, Inc.	4,780	$223,417
Raven Industries, Inc.	7,985	183,895
Valmont Industries, Inc.	1,705	229,442

		636,754

Total Industrials		2,367,214

INFORMATION TECHNOLOGY - 27.46%
Electronic Equipment & Instruments - 4.27%
Analogic Corp.	1,705	151,063
Littelfuse, Inc.	605	77,930
Methode Electronics, Inc.	9,555	334,138
NVE Corp.	1,265	74,559

		637,691

Internet Software & Services - 3.16%
GrubHub, Inc.A	3,030	130,260
NIC, Inc.	11,050	259,675
Reis, Inc.	3,990	81,635

		471,570

IT Consulting & Services - 5.63%
Hackett Group, Inc.	14,465	238,962
Ritchie Bros Auctioneers, Inc.	10,305	361,396
SYNNEX Corp.	2,115	241,343

		841,701

Semiconductor Equipment & Products - 8.16%
Cirrus Logic, Inc.A	5,735	304,815
Monolithic Power Systems, Inc.	4,845	390,023
Power Integrations, Inc.	3,140	197,914
Silicon Motion Technology Corp., ADRB	6,345	328,608

		1,221,360

Software - 6.24%
Blackbaud, Inc.	5,115	339,329
Mentor Graphics Corp.	9,420	249,065
National Instruments Corp.	6,145	174,518
Pegasystems, Inc.	5,735	169,125

		932,037

Total Information Technology		4,104,358

MATERIALS - 4.42%
Chemicals - 4.42%
Balchem Corp.	3,205	248,483
PolyOne Corp.	9,145	309,192
Stepan Co.	1,405	102,087

Total Materials		659,762

REAL ESTATE - 1.78%
Real Estate Management & Development - 1.78%
RE/MAX Holdings, Inc., Class A	6,070	265,745

Total Common Stock (Cost $13,042,979)		14,640,222

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.93% (Cost $438,285)
American Beacon U.S. Government Money Market Select Fund, Select ClassC	438,285	$438,285

TOTAL INVESTMENTS - 100.89% (Cost $13,481,264)		15,078,507
LIABILITIES, NET OF OTHER ASSETS - (0.89%)		(132,613)

TOTAL NET ASSETS - 100.00%		$14,945,894

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on September 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	2	December 2016	$249,660	$2,786

				$249,660	$2,786

Top Ten Holdings (% Net Assets)
Cantel Medical Corp.		3.0
Thor Industries, Inc.		2.8
Monolithic Power Systems, Inc.		2.6
Evercore Partners, Inc.		2.5
Watsco, Inc.		2.4
Ritchie Bros Auctioneers, Inc.		2.4
West Pharmaceutical Services, Inc.		2.4
Texas Roadhouse, Inc.		2.4
Blackbaud, Inc.		2.3
Methode Electronics, Inc.		2.2
Total Fund Holdings	67

Sector Allocation (% Equities)
Information Technology		28.0
Industrials		16.2
Consumer Discretionary		16.2
Healthcare		16.1
Financials		11.7
Materials		4.5
Consumer Staples		4.4
Real Estate		1.8
Energy		1.1

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 99.19%
CONSUMER DISCRETIONARY - 21.64%
Auto Components - 2.06%
Lear Corp.	23,500	$2,848,670

Hotels, Restaurants & Leisure - 1.01%
Darden Restaurants, Inc.	22,800	1,398,096

Internet & Catalog Retail - 2.24%
Amazon.com, Inc.A	3,700	3,098,047

Media - 3.06%
Netflix, Inc.A	14,000	1,379,700
Omnicom Group, Inc.	15,800	1,343,000
Scripps Networks Interactive, Inc., Class A	23,800	1,511,062

		4,233,762

Multiline Retail - 1.24%
Dollar General Corp.	15,300	1,070,847
Michael Kors Holdings Ltd.A	13,800	645,702

		1,716,549

Specialty Retail - 8.63%
AutoZone, Inc.A	2,400	1,844,016
Foot Locker, Inc.	26,900	1,821,668
Home Depot, Inc.	13,600	1,750,048
L Brands, Inc.	17,200	1,217,244
Lowe’s Cos., Inc.	10,100	729,321
O’Reilly Automotive, Inc.A	6,900	1,932,759
Ulta Salon Cosmetics & Fragrance, Inc.	11,000	2,617,780

		11,912,836

Textiles & Apparel - 3.40%
NIKE, Inc., Class B	30,100	1,584,765
Skechers U.S.A., Inc., Class AA	55,100	1,261,790
Under Armour, Inc., Class AA	50,779	1,841,323

		4,687,878

Total Consumer Discretionary		29,895,838

CONSUMER STAPLES - 10.39%
Beverages - 2.14%
Constellation Brands, Inc., Class A	10,200	1,698,198
PepsiCo, Inc.	11,600	1,261,732

		2,959,930

Food & Drug Retailing - 2.27%
Kroger Co.	47,000	1,394,960
Sysco Corp.	35,500	1,739,855

		3,134,815

Food Products - 4.02%
Hormel Foods Corp.	64,800	2,457,864
Kellogg Co.	18,900	1,464,183
Tyson Foods, Inc., Class A	21,700	1,620,339

		5,542,386

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - 10.39% (Continued)
Household Products - 1.47%
Clorox Co.	5,100	$638,418
Colgate-Palmolive Co.	18,800	1,393,832

		2,032,250

Personal Products - 0.49%
Estee Lauder Cos., Inc., Class A	7,700	681,912

Total Consumer Staples		14,351,293

ENERGY - 2.81%
Gas - 1.08%
ONEOK, Inc.	29,000	1,490,310

Oil & Gas - 1.73%
Continental Resources, Inc.A	17,700	919,692
Tesoro Corp.	18,500	1,471,860

		2,391,552

Total Energy		3,881,862

FINANCIALS - 3.81%
Diversified Financials - 2.37%
Ally Financial, Inc.	81,500	1,586,805
Santander Consumer USA Holdings, Inc.	139,600	1,697,536

		3,284,341

Insurance - 1.44%
Reinsurance Group of America, Inc.	18,400	1,986,096

Total Financials		5,270,437

HEALTH CARE - 17.32%
Biotechnology - 3.05%
Gilead Sciences, Inc.	16,700	1,321,304
Mettler-Toledo International, Inc.A	3,700	1,553,371
United Therapeutics Corp.A	11,400	1,346,112

		4,220,787

Health Care Equipment & Supplies - 6.37%
Align Technology, Inc.A	12,900	1,209,375
DexCom, Inc.A	20,500	1,797,030
Edwards Lifesciences Corp.A	21,600	2,604,096
Idexx Laboratories, Inc.A	15,400	1,736,042
Intuitive Surgical, Inc.A	2,000	1,449,660

		8,796,203

Health Care Providers & Services - 6.79%
Aetna, Inc.	19,600	2,262,820
Cardinal Health, Inc.	17,600	1,367,520
HCA Holdings, Inc.	18,700	1,414,281
Henry Schein, Inc.A	7,800	1,271,244
McKesson Corp.	7,100	1,183,925
UnitedHealth Group, Inc.	13,400	1,876,000

		9,375,790

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 17.32% (Continued)
Pharmaceuticals - 1.11%
Johnson & Johnson	13,000	$1,535,690

Total Health Care		23,928,470

INDUSTRIALS - 12.33%
Aerospace & Defense - 2.40%
Huntington Ingalls Industries, Inc.	7,600	1,165,992
Lockheed Martin Corp.	9,000	2,157,480

		3,323,472

Airlines - 4.21%
American Airlines Group, Inc.	36,100	1,321,621
Delta Air Lines, Inc.	38,900	1,531,104
Southwest Airlines Co.	39,700	1,543,933
United Continental Holdings, Inc.	27,100	1,421,937

		5,818,595

Commercial Services & Supplies - 3.02%
Equifax, Inc.	15,500	2,085,990
Global Payments, Inc.	27,200	2,087,872

		4,173,862

Machinery - 1.71%
Danaher Corp.	12,700	995,553
Illinois Tool Works, Inc.	11,400	1,366,176

		2,361,729

Rental Auto/Equipment - 0.99%
United Rentals, Inc.A	17,400	1,365,726

Total Industrials		17,043,384

INFORMATION TECHNOLOGY - 25.79%
Communications - 2.66%
Facebook, Inc., Class AA	28,600	3,668,522

Communications Equipment - 1.08%
Juniper Networks, Inc.	61,900	1,489,314

Electronic Equipment & Instruments - 1.91%
NVIDIA Corp.	38,500	2,638,020

Internet Software & Services - 1.07%
Alphabet, Inc., Class CA	1,900	1,476,851

IT Consulting & Services - 7.37%
Accenture PLC, Class AB	9,500	1,160,615
Automatic Data Processing, Inc.	15,200	1,340,640
Broadridge Financial Solutions, Inc.	20,100	1,362,579
CDW Corp.	48,900	2,236,197
Fiserv, Inc.A	24,700	2,456,909
Total System Services, Inc.	34,600	1,631,390

		10,188,330

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 25.79% (Continued)
Semiconductor Equipment & Products - 9.04%
Applied Materials, Inc.	91,200	$2,749,680
Lam Research Corp.	22,800	2,159,388
Micron Technology, Inc.A	133,800	2,378,964
Qualcomm, Inc.	27,500	1,883,750
Skyworks Solutions, Inc.	26,200	1,994,868
Texas Instruments, Inc.	19,100	1,340,438

		12,507,088

Software - 2.66%
Cadence Design Systems, Inc.A	62,100	1,585,413
Electronic Arts, Inc.A	24,400	2,083,760

		3,669,173

Total Information Technology		35,637,298

MATERIALS - 1.05%
Chemicals - 1.05%
Dow Chemical Co.	27,900	1,446,057

REAL ESTATE - 4.05%
Equity Real Estate Investment Trusts - 4.05%
Digital Realty Trust, Inc.C	10,800	1,048,896
Equinix, Inc.C	5,100	1,837,275
Equity Lifestyle Properties, Inc.C	17,700	1,366,086
Public Storage, Inc.C	6,000	1,338,840

Total Real Estate		5,591,097

Total Common Stock (Cost $128,594,632)		137,045,736

SHORT-TERM INVESTMENTS - 1.79% (Cost $2,478,348)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	2,478,348	2,478,348

TOTAL INVESTMENTS - 100.98% (Cost $131,072,980)		139,524,084
LIABILITIES, NET OF OTHER ASSETS - (0.98%)		(1,350,165)

TOTAL NET ASSETS - 100.00%		$138,173,919

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.
D	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Futures Contracts Open on September 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	18	December 2016	$1,944,360	$4,326

				$1,944,360	$4,326

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 98.86%
CONSUMER DISCRETIONARY - 9.77%
Auto Components - 2.04%
Goodyear Tire & Rubber Co.	928,600	$29,993,780
Lear Corp.	304,700	36,935,734

		66,929,514

Automobiles - 2.37%
Ford Motor Co.	2,983,940	36,016,156
General Motors Co.	1,307,880	41,551,348

		77,567,504

Household Durables - 0.91%
Garmin Ltd.	617,500	29,707,925

Media - 1.16%
Nielsen Holdings PLCA	300,000	16,071,000
Twenty-First Century Fox, Inc., Class A	910,300	22,047,466

		38,118,466

Multiline Retail - 2.08%
Kohl’s Corp.	796,900	34,864,375
Macy’s, Inc.	895,600	33,181,980

		68,046,355

Specialty Retail - 1.21%
Best Buy Co., Inc.	1,036,600	39,577,388

Total Consumer Discretionary		319,947,152

CONSUMER STAPLES - 12.21%
Beverages - 0.99%
PepsiCo, Inc.	298,200	32,435,214

Food & Drug Retailing - 0.97%
Sysco Corp.	646,500	31,684,965

Food Products - 7.74%
Aramark	899,300	34,200,379
Campbell Soup Co.	526,400	28,794,080
Ingredion, Inc.	276,800	36,831,008
JM Smucker Co.	243,600	33,017,544
Kellogg Co.	462,300	35,814,381
Pilgrim’s Pride Corp.	1,019,400	21,529,728
Tyson Foods, Inc., Class A	848,100	63,327,627

		253,514,747

Household Products - 2.51%
Clorox Co.	282,000	35,300,760
Colgate-Palmolive Co.	411,796	30,530,555
Procter & Gamble Co.	182,100	16,343,475

		82,174,790

Total Consumer Staples		399,809,716

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 8.11%
Energy Equipment & Services - 1.25%
National Oilwell Varco, Inc.	1,115,700	$40,990,818

Oil & Gas - 6.86%
Antero Resources Corp.B	1,325,400	35,719,530
Continental Resources, Inc.B	736,200	38,252,951
Exxon Mobil Corp.	221,570	19,338,630
Kinder Morgan, Inc.	1,585,200	36,665,676
Marathon Petroleum Corp.	299,740	12,166,447
Tesoro Corp.	476,600	37,918,296
Valero Energy Corp.	840,000	44,520,000

		224,581,530

Total Energy		265,572,348

FINANCIALS - 20.73%
Banks - 1.96%
CIT Group, Inc.	908,500	32,978,550
Fifth Third Bancorp	1,528,400	31,271,064

		64,249,614

Diversified Financials - 5.35%
Ally Financial, Inc.	1,540,600	29,995,482
Capital One Financial Corp.	363,200	26,088,656
Citigroup, Inc.	1,041,500	49,190,045
CME Group, Inc.	311,600	32,568,432
JPMorgan Chase & Co.	559,400	37,250,446

		175,093,061

Insurance - 13.42%
Aflac, Inc.	430,600	30,947,222
Allstate Corp.	476,800	32,985,024
American International Group, Inc.	658,400	39,069,456
Arch Capital Group Ltd.B	310,000	24,570,600
Berkshire Hathaway, Inc., Class BB	241,800	34,932,846
Cincinnati Financial Corp.	260,600	19,654,452
Everest Re Group Ltd.	171,500	32,579,855
Hartford Financial Services Group, Inc.	454,400	19,457,408
Lincoln National Corp.	711,000	33,402,780
MetLife, Inc.	557,700	24,778,611
Prudential Financial, Inc.	476,900	38,938,885
Travelers Cos., Inc.	301,800	34,571,190
Voya Financial, Inc.	817,600	23,563,232
WR Berkley Corp.	424,900	24,542,224
XL Group Ltd.	757,500	25,474,725

		439,468,510

Total Financials		678,811,185

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 8.22%
Health Care Equipment & Supplies - 0.95%
Baxter International, Inc.	655,500	$31,201,800

Health Care Providers & Services - 4.90%
Aetna, Inc.	184,000	21,242,800
HCA Holdings, Inc.	513,800	38,858,694
Humana, Inc.	88,000	15,566,320
Quest Diagnostics, Inc.	546,800	46,275,684
UnitedHealth Group, Inc.	274,700	38,458,000

		160,401,498

Pharmaceuticals - 2.37%
Johnson & Johnson	398,100	47,027,553
Mallinckrodt PLCA B	438,800	30,619,464

		77,647,017

Total Health Care		269,250,315

INDUSTRIALS - 12.31%
Aerospace & Defense - 2.32%
Northrop Grumman Corp.	164,900	35,280,355
Raytheon Co.	117,000	15,927,210
Spirit Aerosystems Holdings, Inc., Class AB	549,200	24,461,368

		75,668,933

Airlines - 1.80%
JetBlue Airways Corp.B	1,240,300	21,382,772
United Continental Holdings, Inc.	717,800	37,662,966

		59,045,738

Commercial Services & Supplies - 1.07%
Republic Services, Inc.	697,400	35,183,830

Construction & Engineering - 0.85%
Fluor Corp.	543,800	27,907,816

Electrical Equipment - 1.02%
Emerson Electric Co.	615,500	33,550,905

Industrial Conglomerates - 2.19%
Carlisle Cos., Inc.	290,300	29,776,071
General Electric Co.	1,405,300	41,624,986

		71,401,057

Machinery - 2.04%
Deere & Co.	346,400	29,565,240
Ingersoll-Rand PLCA	549,400	37,326,236

		66,891,476

Transportation & Logistics - 1.02%
Norfolk Southern Corp.	344,700	33,456,582

Total Industrials		403,106,337

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 11.72%
Communications Equipment - 2.19%
Corning, Inc.	1,964,000	$46,448,600
Juniper Networks, Inc.	1,047,900	25,212,474

		71,661,074

Computers & Peripherals - 1.18%
HP, Inc.	2,494,100	38,733,373

Electronic Equipment & Instruments - 1.36%
NVIDIA Corp.	647,900	44,394,108

Office Electronics - 0.81%
Xerox Corp.	2,623,000	26,570,990

Semiconductor Equipment & Products - 3.51%
Applied Materials, Inc.	1,084,200	32,688,630
Lam Research Corp.	393,400	37,258,914
Qualcomm, Inc.	658,900	45,134,650

		115,082,194

Software - 2.67%
Activision Blizzard, Inc.	886,300	39,263,090
Amdocs Ltd.	254,600	14,728,610
CA, Inc.	1,012,100	33,480,268

		87,471,968

Total Information Technology		383,913,707

MATERIALS - 3.13%
Chemicals - 0.90%
Dow Chemical Co.	569,700	29,527,551

Metals & Mining - 2.23%
Freeport-McMoRan Copper & Gold, Inc.	3,006,300	32,648,418
Newmont Mining Corp.	1,024,200	40,240,818

		72,889,236

Total Materials		102,416,787

REAL ESTATE - 1.94%
Equity Real Estate Investment Trusts - 1.94%
Digital Realty Trust, Inc.C	308,400	29,951,808
Public Storage, Inc.C	150,000	33,471,000

Total Real Estate		63,422,808

TELECOMMUNICATION SERVICES - 3.61%
Diversified Telecommunication Services - 2.35%
AT&T, Inc.	1,244,749	50,549,257
CenturyLink, Inc.	967,300	26,533,039

		77,082,296

Wireless Telecommunication Services - 1.26%
T-Mobile US, Inc.	882,100	41,211,712

Total Telecommunication Services		118,294,008

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
UTILITIES - 7.11%
Electric - 6.09%
American Water Works Co., Inc.	461,400	$34,531,176
CMS Energy Corp.	845,900	35,536,259
DTE Energy Co.	273,800	25,646,846
Edison International	315,300	22,780,425
Exelon Corp.	937,800	31,219,362
Public Service Enterprise Group, Inc.	533,300	22,329,271
Southern Co.	534,300	27,409,590

		199,452,929

Multi-Utilities - 1.02%
Xcel Energy, Inc.	813,400	33,463,276

Total Utilities		232,916,205

Total Common Stock (Cost $2,999,165,273)		3,237,460,568

SHORT-TERM INVESTMENTS - 0.86% (Cost $28,139,804)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	28,139,804	28,139,804

TOTAL INVESTMENTS - 99.72% (Cost $3,027,305,077)		3,265,600,372
OTHER ASSETS, NET OF LIABILITIES - 0.28%		9,045,710

TOTAL NET ASSETS - 100.00%		$3,274,646,082

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	REIT - Real Estate Investment Trust.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on September 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	257	December 2016	$27,761,140	$211,885

				$27,761,140	$211,885

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Tyson Foods, Inc.		1.9
AT&T, Inc.		1.5
Johnson & Johnson		1.4
Corning, Inc.		1.4
Quest Diagnostics, Inc.		1.4
Qualcomm, Inc.		1.4
Valero Energy Corp.		1.4
NVIDIA Corp.		1.4
General Electric Co.		1.3
Citigroup		1.5
Total Fund Holdings	100

Sector Allocation (% Equities)
Financials		21.0
Industrials		12.4
Consumer Staples		12.2
Information Technology		11.9
Consumer Discretionary		9.9
Healthcare		8.3
Energy		8.2
Utilities		7.2
Telecommunication Services		3.7
Materials		3.2
Real Estate		2.0

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 95.89%
CONSUMER DISCRETIONARY - 21.51%
Auto Components - 1.13%
Delphi Automotive PLCA	15,840	$1,129,709

Hotels, Restaurants & Leisure - 1.64%
Starbucks Corp.	30,203	1,635,190

Internet & Catalog Retail - 8.23%
Amazon.com, Inc.B	5,697	4,770,155
priceline.com, Inc.B	2,321	3,415,328

		8,185,483

Media - 1.45%
Twenty-First Century Fox, Inc., Class A	59,619	1,443,972

Multiline Retail - 1.31%
Dollar General Corp.	18,675	1,307,063

Specialty Retail - 4.15%
Advance Auto Parts, Inc.	11,740	1,750,669
Lowe’s Cos., Inc.	33,019	2,384,302

		4,134,971

Textiles & Apparel - 3.60%
NIKE, Inc., Class B	39,590	2,084,414
Under Armour, Inc., Class AB	38,825	1,501,751

		3,586,165

Total Consumer Discretionary		21,422,553

CONSUMER STAPLES - 10.45%
Beverages - 3.13%
Monster Beverage Corp.B	14,461	2,123,019
PepsiCo, Inc.	9,186	999,161

		3,122,180

Food & Drug Retailing - 7.32%
Costco Wholesale Corp.	11,818	1,802,363
CVS Caremark Corp.	30,369	2,702,537
Mead Johnson Nutrition Co., Class A	16,578	1,309,828
Whole Foods Market, Inc.	51,719	1,466,234

		7,280,962

Total Consumer Staples		10,403,142

FINANCIALS - 3.48%
Diversified Financials - 3.48%
BlackRock, Inc., Class A	5,227	1,894,578
TD Ameritrade Holding Corp.	44,447	1,566,312

Total Financials		3,460,890

HEALTH CARE - 13.52%
Biotechnology - 5.16%
Biogen Idec, Inc.B	2,223	695,866
Gilead Sciences, Inc.	27,868	2,204,916
Quintiles IMS Holdings, Inc.B	18,269	1,480,885
Vertex Pharmaceuticals, Inc.B	8,675	756,547

		5,138,214

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 13.52% (Continued)
Health Care Equipment & Supplies - 2.81%
Hologic, Inc.B	25,584	$993,427
Medtronic PLCA	20,942	1,809,389

		2,802,816

Health Care Providers & Services - 3.33%
Cerner Corp.B	26,085	1,610,749
DaVita HealthCare Partners, Inc.B	15,586	1,029,767
Envision Healthcare Holdings, Inc.B	30,482	678,834

		3,319,350

Pharmaceuticals - 2.22%
Bristol-Myers Squibb Co.	16,831	907,528
Zoetis, Inc.	25,031	1,301,862

		2,209,390

Total Health Care		13,469,770

INDUSTRIALS - 11.33%
Aerospace & Defense - 1.47%
Boeing Co.	11,090	1,460,997

Air Freight & Couriers - 2.66%
United Parcel Service, Inc., Class B	24,223	2,649,027

Airlines - 2.52%
Southwest Airlines Co.	64,613	2,512,800

Electrical Equipment - 1.77%
Roper Industries, Inc.	9,645	1,759,923

Industrial Conglomerates - 2.91%
Honeywell International, Inc.	24,897	2,902,741

Total Industrials		11,285,488

INFORMATION TECHNOLOGY - 33.27%
Communications - 2.10%
Facebook, Inc., Class AB	16,337	2,095,547

Communications Equipment - 1.49%
Cisco Systems, Inc.	46,679	1,480,658

Computers & Peripherals - 5.01%
Apple, Inc.	34,421	3,891,294
International Business Machines Corp.	6,907	1,097,177

		4,988,471

Internet Software & Services - 5.33%
Alphabet, Inc., Class CB	5,893	4,580,570
IHS Markit Ltd.B	19,493	731,962

		5,312,532

IT Consulting & Services - 7.52%
Automatic Data Processing, Inc.	16,029	1,413,758
Tyler Technologies, Inc.	7,511	1,286,109
Visa, Inc., Class A	57,867	4,785,601

		7,485,468

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 33.27% (Continued)
Semiconductor Equipment & Products - 1.89%
NXP Semiconductors N.V.B	18,491	$1,886,267

Software - 9.93%
Adobe Systems, Inc.B	33,338	3,618,507
Check Point Software Technologies Ltd.B	11,746	911,607
Citrix Systems, Inc.B	11,093	945,345
Intuit, Inc.	11,367	1,250,484
Microsoft Corp.	54,989	3,167,366

		9,893,309

Total Information Technology		33,142,252

MATERIALS - 1.32%
Chemicals - 1.32%
Ecolab, Inc.	10,795	1,313,967

TELECOMMUNICATION SERVICES - 1.01%
Wireless Telecommunication Services - 1.01%
SBA Communications Corp., Class AB	8,950	1,003,832

Total Common Stock (Cost $68,794,410)		95,501,894

SHORT-TERM INVESTMENTS - 3.72% (Cost $3,706,175)
American Beacon U.S. Government Money Market Select Fund, Select Class C	3,706,175	3,706,175

TOTAL INVESTMENTS - 99.61% (Cost $72,500,585)		99,208,069
OTHER ASSETS, NET OF LIABILITIES - 0.39%		388,876

TOTAL NET ASSETS - 100.00%		$99,596,945

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	This Fund is affiliated by having the same investment advisor.

Futures Contracts Open on September 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	34	December 2016	$3,672,680	$19,046

				$3,672,680	$19,046

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Visa, Inc.		4.8
Amazon.com, Inc.		4.8
Alphabet, Inc.		4.6
Apple, Inc.		3.9
Adobe Systems, Inc.		3.6
Priceline.com, Inc.		3.4
Microsoft Corp.		3.2
Honeywell International, Inc.		2.9
CVS Caremark Corp.		2.7
United Parcel Service Inc.		2.7
Total Fund Holdings	51

Sector Allocation (% Equities)
Information Technology		34.7
Consumer Discretionary		22.4
Healthcare		14.1
Industrials		11.8
Consumer Staples		10.9
Financials		3.6
Materials		1.4
Telecommunication Services		1.1

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD LONG
COMMON STOCKS - 16.77%
CONSUMER DISCRETIONARY - 5.78%
Automobiles - 0.31%
Ford Motor Co.	47,271	$570,561

Hotels, Restaurants & Leisure - 0.49%
Carnival PLC, ADRA B	14,399	706,703
Rezidor Hotel Group AB K	51,172	222,284

		928,987

Household Durables - 0.23%
Lennar Corp., Class B	12,759	428,320

Media - 2.08%
CBS Corp.	4,308	236,552
Liberty BroadbandC	7,048	494,488
Liberty Media Corp-Liberty BravesC	13,355	233,045
Liberty Media Group LLC, Class AC L	7,685	220,175
Liberty SiriusXM GroupC	6,572	223,317
RELX N.V.	27,820	496,865
Viacom, Inc., Class B	6,988	266,243
Zillow Group, Inc., Class AC	50,375	1,735,419

		3,906,104

Specialty Retail - 0.22%
Lowe’s Cos., Inc.	5,700	411,597

Textiles & Apparel - 2.45%
Cie Financiere Richemont S.A. Reg K	6,737	410,200
Coach, Inc.	12,100	442,376
The Swatch Group AG, ADRB	10,834	152,976
Under Armour, Inc.C	106,063	3,591,293

		4,596,845

Total Consumer Discretionary		10,842,414

CONSUMER STAPLES - 1.21%
Beverages - 0.54%
Coca-Cola Co.	2,844	120,358
Heineken N.V. K	10,079	886,479

		1,006,837

Food & Drug Retailing - 0.10%
Wal-Mart Stores, Inc.	2,500	180,300

Food Products - 0.41%
Hormel Foods Corp.	5,100	193,443
Kellogg Co.	1,900	147,193
Unilever N.V.	9,301	428,776

		769,412

Household Products - 0.10%
Clorox Co.	1,500	187,770

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - 1.21%
Tobacco - 0.06%
Reynolds American, Inc.	2,500	$117,875

Total Consumer Staples		2,262,194

ENERGY - 0.70%
Energy Equipment & Services - 0.10%
Schlumberger Ltd.	2,300	180,872

Oil & Gas - 0.60%
Exxon Mobil Corp.	5,100	445,128
Royal Dutch Shell PLC, ADR, Class AA B	13,367	669,286

		1,114,414

Total Energy		1,295,286

FINANCIALS - 3.76%
Asset Management - 0.53%
Stellar Acquisition III Inc.C D	100,000	997,000

Banks - 0.28%
Bank of Kyoto Ltd. K	44,695	327,726
Virtu Financial, Inc., Class A	11,900	178,143

		505,869

Diversified Financials - 2.29%
AR Capital Acquisition Corp.C E	67,331	665,904
Arowana, Inc.C D E	2,500	25,500
Boulevard Acquisition Corp. IIC E	66,358	651,636
Boulevard Acquisition Corp. IIC D E	9,464	96,627
Capitol Acquisition Corp. IIIC D E	9,300	94,023
Double Eagle Acquisition Corp.C D E	8,011	81,312
Easterly Acquisition Corp.C	194	1,928
Electrum Special Acquisition Corp.C E	68,228	671,365
Gores Holdings, Inc.C D E	6,531	75,629
GP Investments Acquisition Corp.C E	4,510	43,431
Hennessy Capital Acquisition Corp. IIC	56,686	555,524
Hydra Industries Acquisition Corp.C E	15,534	154,719
Industrivarden AB K	14,886	275,206
M I Acquisitions, Inc.C D	50,000	501,000
Pace Holdings Corp.C	1	10
Pace Holdings Corp.C D E	8,011	83,314
Quinpario Acquisition Corp. 2C E	13,513	133,914
Terrapin 3 Acquisition Corp.C E	18,332	180,570

		4,291,612

Insurance - 0.66%
Crawford & Co., Class A	138,158	1,236,514

Total Financials		7,030,995

HEALTH CARE - 0.74%
Biotechnology - 0.07%
Gilead Sciences, Inc.	1,551	122,715

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 0.74% (Continued)
Health Care Equipment & Supplies - 0.15%
St. Jude Medical, Inc.	3,400	$271,184

Health Care Providers & Services - 0.15%
Alere, Inc.C	6,300	272,412

Pharmaceuticals - 0.37%
AbbVie, Inc.	2,800	176,596
Bristol-Myers Squibb Co.	3,300	177,936
Mylan N.V.C	6,000	228,720
Valeant Pharmaceuticals International, Inc.	4,778	117,300

		700,552

Total Health Care		1,366,863

INDUSTRIALS - 1.14%
Aerospace & Defense - 0.17%
Boeing Co.	1,400	184,436
United Technologies Corp.	1,293	131,369

		315,805

Industrial Conglomerates - 0.19%
General Electric Co.	5,800	171,796
Honeywell International, Inc.	1,600	186,544

		358,340

Machinery - 0.67%
Volvo AB, A Shares K	109,450	1,248,255

Road & Rail - 0.10%
Union Pacific Corp.	2,000	195,060

Trading Companies & Distributors - 0.01%
Nexeo Solutions Inc.C	38,613	23,747

Total Industrials		2,141,207

INFORMATION TECHNOLOGY - 1.99%
Computers & Peripherals - 0.30%
Applied DNA Sciences, Inc.C	759	2,330
International Business Machines Corp.	1,100	174,735
Lexmark International, Inc., Class A	9,300	371,628

		548,693

Electronic Equipment & Instruments - 0.34%
Ingram Micro, Inc., Class A	9,500	338,770
Rofin-Sinar Technologies, Inc.C	9,100	292,838

		631,608

Internet Software & Services - 0.75%
Global Eagle Entertainment, Inc.C	333	2,767
Yahoo, Inc.C	32,532	1,402,129

		1,404,896

IT Consulting & Services - 0.37%
Dell TechnologiesC	14,375	687,125

Semiconductor Equipment & Products - 0.15%
SunPower Corp.C	31,665	282,452

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 1.99% (Continued)
Software - 0.08%
VMware, Inc., Class AC	1,916	$140,539

Total Information Technology		3,695,313

MATERIALS - 1.10%
Chemicals - 0.34%
Delta Technology Holdings Ltd.C	17,778	27,734
Dow Chemical Co.	6,533	338,605
Monsanto Co.	2,700	275,940

		642,279

Metals & Mining - 0.76%
Industrias Penoles S.A.B. de C.V.	33,920	811,711
Vale S.A. Sponsored, ADRB	112,810	620,455

		1,432,166

Total Materials		2,074,445

TELECOMMUNICATION SERVICES - 0.07%
Diversified Telecommunication Services - 0.07%
Telefonica S.A.	503	5,070
Verizon Communications, Inc.	2,533	131,665

Total Telecommunication Services		136,736

UTILITIES - 0.28%
Electric - 0.28%
NRG Yield, Inc., Class A	31,636	516,300

Total COMMON STOCKS (Cost $31,473,082)		31,361,752

WARRANTS - 7.13%
CONSUMER DISCRETIONARY - 1.16%
Automobiles - 0.44%
Blue Bird Corp., 2/24/2020, Strike Price $11.50	519,590	831,344

Hotels, Restaurants & Leisure - 0.65%
Chanticleer Holdings, Inc., 6/21/2017, Strike Price $5.00	3,294	131
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50	314,940	1,196,772

		1,196,903

Media - 0.07%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00	247,832	138,786

Retail - 0.00%
KBS Fashion Group Ltd., 1/22/2018, Strike Price $11.50	40,000	220

Total Consumer Discretionary		2,167,253

ENERGY - 0.59%
Energy - 0.02%
FieldPoint Petroleum Corp., 3/23/2018, Strike Price $4.00	42,260	993
Sunworks, Inc., 3/9/2020, Strike Price $4.15	73,040	29,946

		30,939

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 0.59% (Continued)
Oil & Gas - 0.57%
Centennial Resource Development, Inc., 4/13/2021, Strike Price $11.50	195,001	$1,053,005
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00	1,294,547	20,065

		1,073,070

Total Energy		1,104,009

FINANCIALS - 4.54%
Asset Management - 0.01%
Hennessy Capital Acquisition Corp. II, 9/11/2020, Strike Price $11.50	56,686	22,674

Banks - 4.45%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77	146,042	394,313
First Financial Bancorp, 12/23/2018, Strike Price $12.20	300	3,083
M&T Bank Corp., 12/23/2018, Strike Price $73.86	3,751	161,087
PNC Financial Services Group, Inc., 12/31/2018, Strike Price $67.33	96,752	2,272,704
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15	393,280	2,165,006
SunTrust Banks, Inc., 12/31/2018, Strike Price $33.70	985	11,081
TCF Financial Corp., 11/14/2018, Strike Price $16.93	117,314	195,914
Texas Capital Bancshares, Inc., 1/16/2019, Strike Price $14.84	6,348	251,666
Valley National Bancorp, 11/14/2018, Strike Price $16.11	43,064	2,205
Washington Federal, Inc., 11/14/2018, Strike Price $17.57	25,856	248,218
Wells Fargo & Co., 10/28/2018, Strike Price $33.90	17,936	223,841
Wintrust Financial Corp., 12/19/2018, Strike Price $22.82	10,830	383,653
Zions Bancorporation, 5/22/2020, Strike Price $36.20	489,911	2,008,635

		8,321,406

Diversified Financials - 0.01%
Arowana, Inc., 5/1/2020, Strike Price $12.50E	117,141	15,217
Global Eagle Entertainment, Inc., 1/31/2018, Strike Price $11.50	12,075	9,056

		24,273

Insurance - 0.04%
Lincoln National Corp., 7/10/2019, Strike Price $10.08	1,867	74,232

Specialty Finance - 0.03%
China Lending Corp., 7/6/2021, Strike Price $12.00	304,570	63,321

Total Financials		8,505,906

HEALTH CARE - 0.24%
Biotechnology - 0.19%
BioTime, Inc., 10/1/2018, Strike Price $5.00	364,911	295,578
Cellectar Biosciences Inc., 4/8/2021, Strike Price $3.04	45,853	37,599
ContraFect Corp., 1/31/2017, Strike Price $4.80	48,649	5,989

		339,166

Health Care Equipment & Supplies - 0.01%
DarioHealth Corp., 3/8/2021, Strike Price $5.63	35,678	23,992

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 0.24% (Continued)
Pharmaceuticals - 0.04%
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62	24,172	$8,460
Kitov Pharmaceuticals Holdings Ltd., 11/20/2020, Strike Price $4.13	52,932	57,696
Oculus Innovative Sciences, Inc., 1/21/2020, Strike Price $1.30	66,393	15,735

		81,891

Total Health Care		445,049

INDUSTRIALS - 0.05%
Chemicals - 0.05%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50	116,749	91,064

Commercial Services & Supplies - 0.00%
Tempus Applied Solutions Holdings, Inc., 7/31/2020, Strike Price $11.50	37,152	214

Total Industrials		91,278

INFORMATION TECHNOLOGY - 0.14%
Computers & Peripherals - 0.12%
Applied DNA Sciences, Inc., 11/14/2019, Strike Price $3.50	84,177	96,804
Eastman Kodak Co., 9/3/2018, Strike Price $14.93	3,604	13,227
Eastman Kodak Co., 9/3/2018, Strike Price $16.12	47,679	121,343

		231,374

IT Consulting & Services - 0.02%
CardConnect Corp., 8/1/2021, Strike Price $12.00	30,873	33,652

Software & Services - 0.00%
RMG Networks Holding Corp., 4/8/2018, Strike Price $11.50	59,907	659

Total Information Technology		265,685

MATERIALS - 0.41%
Chemicals - 0.00%
Delta Technology Holdings Ltd., 12/18/2017, Strike Price $10.00	9,990	920

Construction Materials - 0.01%
US Concrete, Inc., 8/31/2017, Strike Price $22.69	662	16,388

Metals & Mining - 0.40%
Franco-Nevada Corp., 6/16/2017, Strike Price $75.00	40,596	736,449
New Gold, Inc., 6/28/2017, Strike Price $15.00	62,717	6,215

		742,664

Total Materials		759,972

Total WARRANTS (Cost $11,403,936)		13,339,152

CONVERTIBLE PREFERRED STOCKS - 6.27%
ENERGY - 1.83%
Oil & Gas - 1.43%
Southwestern Energy Co., 6.25%, Due 1/15/2018	84,546	2,669,117

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 1.83% (Continued)
Oilfield Mach./Service - 0.40%
McDermott International, Inc., 6.25%, Due 4/1/2017	42,000	$743,400

Power - 0.00%
SunEdison, Inc., 6.75%, Due 12/31/2029	500	3,309

Total Energy		3,415,826

FINANCE - 0.36%
Real Estate Investments Trusts - 0.36%
Forestar Group, Inc., 6.00%, Due 12/15/2016	43,037	665,137

MANUFACTURING - 1.56%
William Lyon Homes, Inc., 6.50%, Due 12/1/2017	31,100	2,923,400

SERVICE - 2.31%
Other Service - 0.19%
Stericycle, Inc., 5.25%, Due 9/15/2018	5,298	351,098

Pharmaceuticals - 2.12%
Allergan PLC, 5.50%, Due 3/1/2018A	4,846	3,981,619

Total Service		4,332,717

UTILITIES - 0.21%
Dominion Resources, Inc., 6.375%, Due 7/1/2017	7,815	388,874

Total CONVERTIBLE PREFERRED STOCKS (Cost $11,827,643)		11,725,954

PREFERRED STOCKS - 3.96%
ENERGY - 0.11%
Hess Corp., 8.00%, Due 2/1/2019	3,160	208,023

MANUFACTURING - 0.40%
Rayonier Advanced Materials, Inc., 8.00%, Due 8/15/2019	7,134	747,929

SERVICE - 1.50%
Mandatory Exchange Trust, 5.75%, Due 6/1/2017 F	21,719	2,804,466

UTILITIES - 1.95%
Great Plains Energy Inc., 7.00%, Due 9/15/2019 C	70,833	3,647,191

Total PREFERRED STOCKS (Cost $6,697,218)		7,407,609

	Principal Amount
CONVERTIBLE OBLIGATIONS - 24.71%
Auto Manufacturing - 0.68%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016	$1,998,000	1,279,969

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Banks - 1.20%
Immunogen, Inc., 4.50%, Due 7/1/2021F	$730,000	$613,656
Intercept Pharmaceuticals, Inc., 3.25%, Due 7/1/2023	1,465,000	1,638,053

		2,251,709

Cable/Broadcasting/Satellite - 1.86%
DISH Network Corp., 3.375%, Due 8/15/2026 F	3,175,000	3,476,625

Electric - 0.53%
Chugoku Electric Power Co., 0.01%, Due 3/25/2020	100,000,000	994,773

Electronics - 2.11%
Advanced Micro Devices, Inc., 2.125%, Due 9/1/2026	1,953,000	2,121,452
Intel Corp., 2.95%, Due 12/15/2035	1,319,000	1,821,044

		3,942,496

Health Care Supply - 0.90%
Wright Medical Group, N.V., 2.25%, Due 11/15/2021 F	1,298,000	1,687,400

Information / Data Technology - 2.43%
Cornerstone OnDemand, Inc., 1.50%, Due 7/1/2018	1,305,000	1,422,450
Mentor Graphics Corp., 4.00%, Due 4/1/2031	1,400,000	1,871,625
Unisys Corp., 5.50%, Due 3/1/2021F	1,000,000	1,248,750

		4,542,825

Internet Tech - 1.94%
SINA Corp/China, 1.00%, Due 12/1/2018	1,976,000	1,974,765
Yahoo, Inc., 0.01%, Due 12/1/2018	1,606,000	1,644,143

		3,618,908

Metals & Mining - 1.32%
Alleghany Technologies, Inc., 4.75%, Due 7/1/2022	1,744,000	2,460,130

Oil & Gas - 4.49%
Chesapeake Energy Corp., 5.50%, Due 9/15/2026F	4,676,000	4,687,690
Oasis Petroleum, Inc., 2.625%, Due 9/15/2023	968,000	1,092,025
Whiting Petroleum Corp., 1.25%, Due 6/5/2020	2,730,200	2,620,992

		8,400,707

Pharmaceuticals - 1.22%
Depomed, Inc., 2.50%, Due 9/1/2021	1,606,000	2,286,543

Telecom - 6.03%
America Movil S.A.B. de C.V., 5.50%, Due 9/17/2018	2,600,000	2,623,088
Ciena Corp., 3.75%, Due 10/15/2018F	927,000	1,172,655
InterDigital, Inc., 1.50%, Due 3/1/2020	1,981,000	2,416,820
Telecom Italia Finance S.A., 6.125%, Due 11/15/2016	1,000,000	1,099,310
Telefonica Participacion Co., 4.90%, Due 9/25/2017	4,100,000	3,958,627

		11,270,500

Total CONVERTIBLE OBLIGATIONS (Cost $44,108,043)		46,212,585

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.49%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	273,714	51,404
5.00%, Due 4/25/2034, 351 5	305,853	57,978
5.50%, Due 8/25/2035, 359 14	1,233,707	238,388

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Fannie Mae Interest Strip, (Continued)
5.50%, Due 10/25/2035, 359 12	$1,204,603	$256,973
7.00%, Due 2/25/2037, 381 17	987,005	236,647
Fannie Mae REMICS,
6.726%, Due 2/25/2024, 1996 45 SI	1,503,101	230,595
6.50%, Due 3/25/2027, 1997 9 CL H	939,904	143,616
7.493%, Due 9/17/2027, 1997 65 SIG	1,837,744	390,555
7.00%, Due 10/25/2031	1,047,164	236,528
7.226%, Due 3/25/2032, 2002 8 SCG	164,224	36,100
6.476%, Due 9/25/2032, 2002 90 DSG	973,180	169,745
7.476%, Due 12/25/2032, 2002 86 USG	641,944	132,249
5.50%, Due 7/25/2033 G	2,267,156	407,987
4.50%, Due 12/25/2033, 2003 119 GI	138,329	24,096
6.076%, Due 2/25/2035, 2005 2 SG	212,044	49,890
6.106%, Due 7/25/2035, 2005 66 LSG	2,350,078	547,544
5.606%, Due 8/25/2035, 2005 73 ST	2,497,040	476,970
6.146%, Due 10/25/2035 G	776,313	157,850
6.176%, Due 3/25/2036, 2006 8 HLG	2,073,775	450,975
6.045%, Due 6/25/2036, 2006 44 SFG	4,189,568	803,770
6.726%, Due 6/25/2036, 2006 46 ES	1,567,192	376,783
6.086%, Due 7/25/2036 G	1,067,582	186,088
6.055%, Due 10/25/2036 G	1,454,332	311,844
5.526%, Due 11/25/2036, 2008 50 SAG	202,340	37,934
6.066%, Due 11/25/2036, 2006 106 CSG	2,351,582	489,981
6.116%, Due 12/25/2036, 2006 117 SAG	1,617,644	349,621
5.976%, Due 2/25/2037, 2007 1 NIG	1,641,016	289,893
5.00%, Due 3/25/2039, 2009 11 TI	1,070,226	169,589
5.00%, Due 5/25/2039, 2009 50 GI	1,171,393	161,713
5.00%, Due 2/25/2040, 2010 16 PI	174,021	28,234
5.956%, Due 7/25/2040, 2010 68 SCG	1,410,783	294,660
8.612%, Due 12/25/2041, 2011 130 NYG	339,571	389,764
5.50%, Due 12/25/2043, 2014 38 QI	1,889,577	387,727
5.00%, Due 5/25/2045, 2015 30 EI	1,821,415	338,113
5.50%, Due 5/25/2045, 2015 30 IO	2,981,917	618,697
5.725%, Due 9/25/2045, 2015 66 AS	2,649,270	545,255
5.00%, Due 10/25/2045, 2015 70 JI	1,562,660	299,264
5.50%, Due 7/25/2046	3,331,566	717,930
2.028%, Due 6/25/2055, 2015 42 AI	3,735,647	261,649
1.840%, Due 9/25/2055, 2015 64 SK	7,104,686	473,844
Freddie Mac REMICS,
3.00%, Due 3/15/2026	6,750,591	443,008
7.592%, Due 2/15/2028, 2526 SWG	122,110	25,992
8.50%, Due 1/15/2030, 2206 IO	139,379	35,668
7.442%, Due 2/15/2032, 2411 SG	859,305	182,805
7.00%, Due 4/15/2032, 2525 IK	131,964	42,939
7.292%, Due 6/15/2032, 3489 SDG	130,496	28,535
5.50%, Due 3/15/2033	695,227	184,110
12.515%, Due 7/15/2033, 2647 IVG	583,782	348,240
5.542%, Due 3/15/2035, 2950 SNG	929,685	171,307
6.192%, Due 10/15/2036, 3232 STG	177,622	31,484

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Freddie Mac REMICS, (Continued)
5.812%, Due 12/15/2036, 3257 SIG	$667,100	$127,287
6.182%, Due 12/15/2036, 3256 SG	1,242,170	247,220
5.926%, Due 1/15/2037 G	2,529,361	506,929
5.972%, Due 7/15/2037, 3510 CIG	2,116,593	456,865
6.606%, Due 7/15/2037 G	4,506,110	627,863
5.522%, Due 9/15/2037 G	1,502,980	261,175
5.862%, Due 10/15/2037 G	1,881,691	382,447
1.00%, Due 3/15/2038, 3421 IO	13,167,296	639,646
1.948%, Due 4/15/2039	4,544,507	317,966
8.085%, Due 5/15/2041, 3866 DSG	360,950	400,922
6.219%, Due 9/15/2041, 3997 ESG	267,873	299,229
1.881%, Due 10/15/2041, 4413 WI	1,077,188	73,895
3.00%, Due 12/15/2042	3,716,348	387,051
0.890%, Due 4/15/2043, 4517 KIG	6,135,755	138,018
6.00%, Due 11/15/2043, 4472 IJ	2,229,028	506,770
6.00%, Due 6/15/2045, 4496 ID	1,549,267	283,764
Ginnie Mae REMIC Trust,
6.993%, Due 5/16/2031, 2001 22 SDG	392,797	89,425
6.993%, Due 6/16/2032, 2002 41 SYG	121,943	22,012
7.193%, Due 2/16/2033, 2003 11 SKG	288,038	54,378
7.138%, Due 6/20/2033, 2004 56 SG	441,838	96,173
5.923%, Due 10/16/2033, 2003 92 SNG	184,116	34,476
6.088%, Due 11/20/2033, 2003 98 SCG	1,201,723	254,069
6.638%, Due 11/20/2033, 2004 37 SMG	1,360,765	92,793
6.043%, Due 5/16/2034, 2004 40 SBG	2,580,793	442,569
6.568%, Due 6/20/2034, 2004 46 S	2,901,044	682,732
5.588%, Due 9/20/2034, 2004 86 SPG	173,539	24,884
5.50%, Due 1/20/2035, 2015 179 IV	1,271,218	53,889
5.588%, Due 1/20/2035, 2009 25 SBG	2,865,135	123,268
5.00%, Due 6/20/2035, 2014 183 IM	1,858,877	429,676
6.270%, Due 8/16/2036, 2006 47 SAG	1,565,830	330,930
5.50%, Due 9/20/2036	7,412,819	539,476
6.053%, Due 11/16/2036, 2008 83 SDG	102,140	21,006
5.588%, Due 5/20/2037 G	2,628,761	526,396
6.168%, Due 6/20/2037 G	1,276,082	238,172
6.138%, Due 12/20/2037, 2007 81 SPG	2,591,400	521,972
5.893%, Due 5/16/2038, 2008 40 SAG	300,049	57,743
5.00%, Due 9/20/2038, 2016 12 KI	1,225,891	291,190
5.50%, Due 5/16/2039, 2009 776 GI	1,224,304	190,816
4.50%, Due 9/20/2039, 2013 88 WI	419,751	41,890
4.50%, Due 1/16/2040	2,543,074	380,302
4.00%, Due 2/20/2040, 2015 162 LI	2,040,873	225,897
5.488%, Due 5/20/2040 G	4,358,697	620,079
6.00%, Due 9/20/2040	2,748,514	603,053
5.00%, Due 12/20/2040, 2010 163 IO	2,003,589	329,849
5.00%, Due 5/16/2042, 2013 44 IB	459,997	105,533
5.00%, Due 6/20/2043, 2013 86 IA	340,396	72,561
6.193%, Due 8/16/2043, 2013 113 SDG	1,918,141	362,922
5.638%, Due 11/20/2043, 2013 165 STG	191,786	31,174

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Ginnie Mae REMIC Trust, (Continued)
0.984%, Due 1/16/2044, 2015 80 HI	$3,376,402	$125,983
5.50%, Due 1/20/2044, 2014 2 TI	492,804	89,327
6.00%, Due 5/20/2044, 2016 1 IO	2,544,178	373,752
6.306%, Due 11/20/2044, 2014 161 SLG	187,013	41,251
7.00%, Due 8/20/2045, 2015 111 YI	393,699	77,915
5.00%, Due 12/16/2045, 2015 180 CI	1,423,538	340,839
3.50%, Due 7/20/2046	6,387,559	620,493
2.090%, Due 1/20/2066	4,971,934	617,952
1.875%, Due 2/20/2066	5,005,449	549,035
2.228%, Due 2/20/2066	4,965,427	677,796
Government National Mortgage Association,
3.50%, Due 10/20/2041	4,665,076	558,467
3.50%, Due 5/16/2042	4,143,171	675,167
2.360%, Due 6/20/2065	4,497,213	550,909
1.916%, Due 4/20/2066	4,023,653	537,797

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,683,916)		32,707,566

	Shares
INVESTMENT COMPANIES - 6.97%
CLOSED END FUNDS - 6.97%
Adams Diversified Equity Fund, Inc.	47,087	619,194
Adams Natural Resources Fund I	15,000	298,950
ASA Gold and Precious Metals Fund	25,951	383,815
BlackRock Resources & Commodities Strategy Trust	32,600	265,690
Direxion Daily FTSE China Bull 3X Shares	9,556	321,751
Invesco Dynamic Credit Opportunities Fund	174,383	2,050,744
Invesco Senior Income Trust	311,644	1,349,419
Liberty All Star Equity Fund	117,601	609,173
Morgan Stanley China A Share Fund, Inc.	8,564	160,147
Nuveen Credit Strategies Income Fund	162,307	1,376,363
PowerShares Senior Loan Portfolio	58,400	1,355,464
The China Fund, Inc.	10,400	170,976
Vanguard FTSE Emerging Markets Fund	50,861	2,252,634
Voya Prime Rate Trust	255,714	1,350,170
WisdomTree Japan Hedged Equity Fund	11,021	472,911

Total Closed End Funds		13,037,401

Total INVESTMENT COMPANIES (Cost $12,817,419)		13,037,401

EXCHANGE TRADED INSTRUMENTS - 1.44%
EXCHANGE TRADED FUNDS - 1.07%
CurrencyShares British Pound Sterling Trust	200	25,320
CurrencyShares Japanese Yen Trust	3,390	322,762
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	44,798	1,101,135
iShares US Preferred Stock ETF	3,744	147,888
Vaneck Vectors Gold Miners ETF	14,960	395,393

Total Exchange Traded Funds		1,992,498

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED NOTES - 0.37%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	28,565	$517,883
VelocityShares VIX Tail Risk ETN	7,325	177,705

Total Exchange Traded Notes		695,588

Total EXCHANGE TRADED INSTRUMENTS (Cost $2,676,358)		2,688,086

SHORT-TERM INVESTMENTS - 19.08% (Cost $35,670,370)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	35,670,370	35,670,370

Total Securities Held Long (Cost $189,357,986)		194,150,475

SECURITIES SOLD SHORT
COMMON STOCKS - (48.79%)
CONSUMER DISCRETIONARY - (10.45%)
Automobiles - (1.92%)
Blue Bird Corp.C	(162,546)	(2,374,797)
Fiat Chrysler Automobiles N.V.	(140,676)	(900,326)
General Motors Co.	(10,060)	(319,606)

		(3,594,729)

Homebuilders - (1.29%)
William Lyon Homes, Inc., Class AC	(129,624)	(2,404,525)

Hotels, Restaurants & Leisure - (1.61%)
Carnival Corp.	(14,386)	(702,325)
Del Taco Restaurants, Inc.C	(193,430)	(2,305,686)

		(3,008,011)

Household Durables - (0.29%)
Lennar Corp., Class A	(12,893)	(545,890)

Media - (2.67%)
CBS Corp., Class BI	(4,287)	(234,670)
DISH Network Corp., Class A	(39,205)	(2,147,650)
Hemisphere Media Group, Inc.C	(52,232)	(665,958)
Liberty Braves GroupC	(13,124)	(228,095)
Liberty BroadbandC	(6,951)	(496,857)
Liberty Media Group LLC, Class CCL	(7,030)	(197,824)
Liberty SiriusXM GroupC	(6,786)	(226,720)
RELX PLCA	(27,674)	(530,234)
Viacom, Inc., Class A	(6,582)	(281,841)

		(5,009,849)

Specialty Retail - (0.37%)
Home Depot, Inc.	(1,700)	(218,756)
Tiffany & Co.	(6,451)	(468,536)

		(687,292)

Textiles & Apparel - (2.30%)
Cie Financiere Richemont S.A., ADRB	(24,593)	(148,788)
Kering K	(2,015)	(406,042)
Under Armour, Inc., Class AC	(97,259)	(3,761,978)

		(4,316,808)

Total Consumer Discretionary		(19,567,104)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - (0.67%)
Beverages - (0.43%)
Heineken Holding N.V. K	(10,065)	$(806,906)

Food Products - (0.24%)
Unilever PLC, Sponsored ADRAB	(9,335)	(442,479)

Total Consumer Staples		(1,249,385)

ENERGY - (3.85%)
Energy Equipment & Services - (0.36%)
McDermott International, Inc.C	(134,768)	(675,188)

Oil & Gas - (3.49%)
Chesapeake Energy Corp.C	(190,044)	(1,191,576)
Chevron Corp.	(2,523)	(259,667)
Hess Corp.	(3,160)	(169,439)
Kinder Morgan, Inc.	(13,997)	(323,751)
Royal Dutch Shell PLC, ADR, Class BA B	(13,112)	(692,707)
Southwestern Energy Co.C	(166,181)	(2,299,945)
Whiting Petroleum Corp.C	(179,456)	(1,568,445)

		(6,505,530)

Total Energy		(7,180,718)

FINANCIALS - (16.42%)
Banks - (13.28%)
Associated Banc-Corp.	(77,009)	(1,508,606)
First Financial Bancorp	(300)	(6,552)
M&T Bank Corp.	(1,220)	(141,642)
PNC Financial Services Group, Inc.	(77,214)	(6,956,209)
SunTrust Banks, Inc.	(151,138)	(6,619,844)
TCF Financial Corp.	(45,778)	(664,240)
Washington Federal, Inc.	(18,087)	(482,561)
Wintrust Financial Corp.	(9,878)	(548,920)
Zions Bancorporation	(254,958)	(7,908,797)

		(24,837,371)

Diversified Financials - (1.87%)
Centennial Resource Development, Inc.C	(140,407)	(2,211,410)
Industrivarden AB K	(14,897)	(296,570)
Texas Capital Bancshares, Inc.C	(5,906)	(324,358)
Wells Fargo & Co.	(15,104)	(668,805)

		(3,501,143)

Insurance - (0.88%)
Crawford & Co., Class B	(137,528)	(1,560,943)
Lincoln National Corp.	(1,867)	(87,712)

		(1,648,655)

Real Estate - (0.34%)
Forestar Group, Inc.C	(54,164)	(634,260)

Specialty Finance - (0.05%)
LendingClub Corp.C	(15,537)	(96,019)

Total Financials		(30,717,448)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - (3.82%)
Biotechnology - (0.78%)
BioTime, Inc.C	(70,874)	$(276,409)
Immunogen, Inc.C	(125,249)	(335,667)
Intercept Pharmaceuticals, Inc.C	(5,100)	(839,409)

		(1,451,485)

Health Care Equipment & Supplies - (0.60%)
Wright Medical Group, N.V.C	(45,647)	(1,119,721)

Pharmaceuticals - (2.44%)
Abbott Laboratories	(2,961)	(125,221)
Allergan PLCA C	(12,519)	(2,883,251)
Depomed, Inc.C	(61,704)	(1,541,983)

		(4,550,455)

Total Health Care		(7,121,661)

INDUSTRIALS - (0.86%)
Commercial Services & Supplies - (0.14%)
Stericycle, Inc.C	(3,200)	(256,448)

Machinery - (0.67%)
Volvo AB, Class BC K	(110,112)	(1,255,788)

Trading Companies & Distributors - (0.05%)
Nexeo Solutions Inc.C	(11,717)	(96,548)

Total Industrials		(1,608,784)

INFORMATION TECHNOLOGY - (5.17%)
Communications Equipment - (1.13%)
Ciena Corp.C	(27,615)	(602,007)
InterDigital, Inc.	(19,151)	(1,516,759)

		(2,118,766)

Computers & Peripherals - (0.02%)
Eastman Kodak Co.C	(2,100)	(31,500)

Internet Software & Services - (1.31%)
Cornerstone OnDemand, Inc.C	(9,448)	(434,136)
Sina Corp.C	(4,020)	(296,797)
Zillow Group, Inc., Class CC	(49,534)	(1,716,353)

		(2,447,286)

IT Consulting & Services - (0.42%)
Unisys Corp.C	(80,164)	(780,797)

Semiconductor Equipment & Products - (1.44%)
Advanced Micro Devices, Inc.	(183,084)	(1,265,083)
Intel Corp.	(38,198)	(1,441,975)

		(2,707,058)

Software - (0.85%)
Mentor Graphics Corp.	(59,528)	(1,573,920)

Total Information Technology		(9,659,327)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
MATERIALS - (2.85%)
Chemicals - (0.37%)
AgroFresh Solutions, Inc.C	(18,691)	$(98,875)
Rayonier Advanced Materials, Inc.	(44,585)	(596,101)

		(694,976)

Construction Materials - (0.02%)
US Concrete, Inc.C	(662)	(30,495)

Metals & Mining - (2.46%)
Allegheny Technologies, Inc.	(101,355)	(1,831,485)
Franco-Nevada Corp.	(27,816)	(1,943,378)
Fresnillo PLCA K	(31,334)	(737,265)
Kinross Gold Corp.C	(26,071)	(109,759)

		(4,621,887)

Total Materials		(5,347,358)

TELECOMMUNICATION SERVICES - (2.89%)
Koninklijke KPN N.V.C K	(537,800)	(1,785,226)
Telecom Italia SpA/MilanoC K	(660,000)	(546,120)
Telefonica S.A. K	(303,620)	(3,072,409)

Total Telecommunication Services		(5,403,755)

UTILITIES - (1.81%)
Electric - (1.71%)
Dominion Resources, Inc.	(2,345)	(174,163)
Great Plains Energy, Inc.	(90,833)	(2,478,833)
NRG Yield, Inc., Class C	(31,476)	(533,833)

		(3,186,829)

Multi Utilities - (0.10%)
Chugoku Electric Power Co. K	(15,533)	(195,235)

Total Utilities		(3,382,064)

Total COMMON STOCKS (Proceeds $(87,229,383))		(91,237,604)

PREFERRED STOCKS – (0.37%)
FINANCE – (0.08%)
Citigroup, Inc., 7.125%, Due 12/31/2049	(5,001)	(144,829)

MATERIALS – (0.29%)
Vale S.A., Sponsored ADRB J	(114,706)	(540,265)

Total PREFERRED STOCKS (Proceeds $(671,416))		(685,094)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS – (0.26%) (Proceeds ($406,250))
Metals & Mining – (0.26%)
Alleghany Technologies, Inc., 7.875%, Due 8/15/2023	$(500,000)	$(481,250)

CONVERTIBLE OBLIGATIONS - (0.62%) (Proceeds ($1,048,774))
Oil & Gas – (0.62%)
Whiting Petroleum Corp., 1.25%, Due 4/1/2020	(1,405,000)	(1,160,881)

	Shares
EXCHANGE TRADED INSTRUMENTS - (4.48%)
EXCHANGE TRADED FUNDS - (4.45%)
CurrencyShares Euro Trust	(97)	(10,607)
Direxion Daily Emerging Markets Bear 3X Shares	(3,977)	(89,681)
Direxion Daily Financial Bear 3X Shares	(3,977)	(126,548)
Direxion Daily Financial Bear 3X Shares	(14,700)	(210,798)
Direxion Daily Financial Bull 3X Shares	(7,958)	(231,976)
Direxion Daily FTSE China Bull 3X Shares	(25,000)	(477,250)
Direxion Daily Gold Miners Index Bull 3X Shares	(52,871)	(1,000,849)
Direxion Daily Junior Gold Miners Index Bull 3x Shares	(50,000)	(871,500)
iShares China Large-Cap Fund	(29,789)	(1,132,280)
iShares MSCI USA Minimum Volatility ETF	(31,243)	(1,419,369)
PowerShares DB US Dollar Index Bullish Fund	(5,810)	(143,392)
SPDR EURO STOXX 50 ETF	(43,944)	(1,439,605)
SPDR S&P Oil & Gas Exploration & Production ETF	(12,522)	(481,596)
Vanguard FTSE Emerging Markets Fund	(18,399)	(692,354)

		(8,327,805)

EXCHANGE TRADED NOTES - (0.03%)
iPATH S&P 500 VIX Short-Term Futures ETN	(1,520)	(51,786)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(8,297,964))		(8,379,591)

Total Securities Sold Short (Proceeds $(97,653,787))		(101,944,420)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 103.82% (Cost $189,357,986)		194,150,475
TOTAL PURCHASED OPTIONS - 7.34% (Cost $18,872,523)		13,716,843
TOTAL WRITTEN OPTIONS - (1.34)% (Premiums $(4,535,567))		(2,511,626)
TOTAL SECURITIES SOLD SHORT - (54.52)% (Proceeds $(97,653,787))		(101,944,420)
OTHER ASSETS, NET OF LIABILITIES – 44.70%		83,587,412

TOTAL NET ASSETS - 100.00%		$186,998,684

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-income producing security.
D	Unit - Usually consists of one common stock and/or rights and warrants.
E	SPAC - Special Purpose Acquisition Company.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,691,242 or 8.39% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
H	The Fund is affiliated by having the same investment advisor.
I	Non-voting participating shares.
J	A type of Preferred Stock that has no maturity date.
K	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of securities amounted to ($5,731,411) or (3.06%) of net assets.
L	LLC – Limited Liability Company.

Futures Contracts Open on September 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures	Long	18	December 2016	$2,225,363	$(4,058)
Nikkei 225 (CME) Futures	Long	50	December 2016	4,148,750	(59,622)
U.S. Dollar Index Futures	Long	4	December 2016	381,540	(341)
U.S. Treasury Ultra 10-Year Note Futures	Short	(16)	December 2016	(2,306,500)	(251)

				$4,449,153	$(64,272)

Purchased Options Outstanding on September 30, 2016:

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Fiat Chrysler Automobiles NV	$7.00	10/21/2016	532	$12,681	$5,320	$(7,361)
Call - Seadrill Ltd.	7.00	10/21/2016	151	27,148	378	(26,770)
Call - Zions Bancorporation	29.00	10/21/2016	333	24,433	128,205	103,772
Call - ASA Gold And Precious Metals Ltd.	15.00	11/18/2016	45	8,233	3,780	(4,453)
Call - Forestar Group, Inc.	17.50	11/18/2016	100	1,509	1,750	241
Call - Forestar Group, Inc.	15.00	11/18/2016	49	984	858	(126)
Call - McDermott International, Inc.	6.00	11/18/2016	66	2,646	660	(1,986)
Call - SPDR S&P Oil + Gas Exploration	31.00	11/18/2016	435	248,101	333,863	85,762
Put - ASA Gold And Precious Metals Ltd.	15.00	11/18/2016	577	49,123	56,258	7,135
Put - Fiat Chrysler Automobiles NV	5.00	11/18/2016	150	6,829	750	(6,079)
Put - Applied Dna Sciences, Inc.	5.00	12/16/2016	21	4,791	4,410	(381)
Put - Fiat Chrysler Automobiles NV	6.00	12/16/2016	112	6,730	3,920	(2,810)
Call - Agrofresh Solutions, Inc.	7.50	1/20/2017	12	721	360	(361)
Call - Energy XXI Ltd.	1.50	1/20/2017	169	8,710	423	(8,287)
Call - Energy XXI Ltd.	2.00	1/20/2017	5	178	13	(165)
Call - General Electric Co.	29.00	1/20/2017	64	14,499	9,024	(5,475)
Call - Kinross Gold Corp.	7.00	1/20/2017	1,708	129,023	13,663	(115,360)
Call - Lendingclub Corp.	5.50	1/20/2017	767	60,160	88,205	28,045
Call - Linn Energy LLC	4.00	1/20/2017	1,653	71,090	4,132	(66,958)
Call - McDermott International, Inc.	6.00	1/20/2017	95	3,809	2,375	(1,434)
Call - McDermott International, Inc.	7.00	1/20/2017	5	150	50	(100)
Call - Monsanto Co.	115.00	1/20/2017	440	70,040	18,919	(51,121)
Call - SPDR S&P Oil + Gas Exploration	37.00	1/20/2017	161	41,791	59,973	18,182
Put - Alibaba Group Holding Ltd.	105.00	1/20/2017	499	312,437	331,835	19,398
Put - Bunge Ltd.	35.00	1/20/2017	130	7,220	2,925	(4,295)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put - SPDR S&P Oil + Gas Exploration	$31.00	1/20/2017	2,500	$533,571	$169,999	$(363,572)
Put - SPDR S&P Oil + Gas Exploration	35.00	1/20/2017	126	36,214	20,412	(15,802)
Put - Vipshop Holdings Ltd.	6.00	1/20/2017	1,038	35,464	7,784	(27,680)
Call - ASA Gold And Precious Metals Ltd.	17.50	2/17/2017	2	291	155	(136)
Put - ASA Gold And Precious Metals Ltd.	15.00	2/17/2017	26	2,874	4,030	1,156
Put - Biotime, Inc.	3.00	3/17/2017	87	4,068	2,175	(1,893)
Put - Dish Network Corp.	30.00	3/17/2017	709	45,996	21,270	(24,726)
Put - Sunpower Corp.	7.00	3/17/2017	1,051	115,992	88,810	(27,182)
Call - Energy XXI Ltd.	1.00	1/19/2018	27	2,067	68	(1,999)
Call - Energy XXI Ltd.	2.00	1/19/2018	559	27,341	1,398	(25,943)
Call - Linn Energy LLC	3.00	1/19/2018	345	17,781	863	(16,918)
Put - Valeant Pharmaceuticals International	10.00	1/19/2018	298	84,891	41,868	(43,023)

				$2,019,586	$1,430,881	$(588,705)

ETF Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Vaneck Vectors Gold Miners ETF	$20.00	12/16/2016	1,105	$688,292	$734,824	$46,528
Put - iShares MSCI Canada ETF	19.00	12/16/2016	2,500	44,926	31,250	(13,676)
Put - iShares MSCI Canada ETF	23.00	12/16/2016	2,500	94,476	56,250	(38,226)
Put - SPDR S&P 500 ETF Trust	180.00	12/30/2016	148	103,828	10,360	(93,468)
Call - Currencyshares British Pound ETF	135.00	1/20/2017	240	17,050	10,800	(6,250)
Call - Currencyshares British Pound ETF	140.00	1/20/2017	542	378,936	6,775	(372,161)
Call - Currencyshares British Pound ETF	150.00	1/20/2017	297	77,561	1,485	(76,076)
Call - Currencyshares Euro Trust ETF	100.00	1/20/2017	40	37,222	37,900	678
Call - Currencyshares Euro Trust ETF	113.00	1/20/2017	300	34,086	20,550	(13,536)
Call - Currencyshares Japanese Yen ETF	90.00	1/20/2017	220	75,515	133,100	57,585
Call - SPDR Euro STOXX 50 ETF	35.00	1/20/2017	1,507	192,561	67,815	(124,746)
Put - Currencyshares British Pound ETF	135.00	1/20/2017	78	44,596	67,470	22,874
Put - Currencyshares British Pound ETF	130.00	1/20/2017	231	51,466	103,950	52,484
Put - Currencyshares Euro Trust ETF	103.00	1/20/2017	800	119,882	34,000	(85,882)
Put - Currencyshares Japanese Yen ETF	85.00	1/20/2017	3,532	943,089	35,320	(907,769)
Put - iShares MSCI Brazil Capped ETF	23.00	1/20/2017	264	71,774	4,092	(67,682)
Put - iShares U.S. Real Estate ETF	65.00	1/20/2017	169	62,473	5,239	(57,234)
Put - Vaneck Vectors Russia ETF	16.00	1/20/2017	648	134,640	24,624	(110,016)
Call - Currencyshares Euro Trust ETF	109.00	3/17/2017	60	15,249	17,040	1,791
Call - iShares Edge MSCI Min Vol USA ETF	48.00	3/17/2017	1,295	112,208	35,613	(76,595)
Put - Currencyshares Japanese Yen ETF	95.00	3/17/2017	2,000	646,467	545,000	(101,467)
Call - Currencyshares Japanese Yen ETF	95.00	1/19/2018	110	59,019	62,810	3,791
Call - SPDR Euro STOXX 50 ETF	32.00	1/19/2018	769	174,594	215,320	40,726
Call - Wisdomtree Japan Hedged Equity	50.78	1/19/2018	1,250	202,801	145,000	(57,801)
Call - Wisdomtree Japan Hedged Equity	41.78	1/19/2018	1,075	432,211	464,938	32,727
Put - SPDR Euro STOXX 50 ETF	31.00	1/19/2018	769	293,789	215,320	(78,469)
Put - Wisdomtree Japan Hedged Equity	30.00	1/19/2018	664	113,015	59,760	(53,255)
Put - Wisdomtree Japan Hedged Equity	40.78	1/19/2018	3,896	1,800,876	1,383,080	(417,796)
Put - Wisdomtree Japan Hedged Equity	39.78	1/19/2018	664	264,305	210,488	(53,817)
Put - Wisdomtree Japan Hedged Equity	35.00	1/19/2018	3,250	984,572	547,625	(436,947)
Put - Wisdomtree Japan Hedged Equity	37.78	1/19/2018	2,663	940,387	657,761	(282,626)

				$9,211,870	$5,945,559	$(3,266,311)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

ETN Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Ipath S&P 500 Vix Short-Term Futures ETN	$29.00	11/18/2016	888	$641,912	$519,480	$(122,432)
Put - Ipath S&P 500 Vix Short-Term Futures ETN	28.00	11/18/2016	1,190	132,291	85,680	(46,611)
Put - Ipath S&P 500 Vix Short-Term Futures ETN	6.00	3/17/2017	4,000	134,271	172,000	37,729
Put - Ipath S&P 500 Vix Short-Term Futures ETN	7.00	3/17/2017	4,800	235,394	381,600	146,206

				$1,143,868	$1,158,760	$14,892

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Dollar Index	$94.00	12/9/2016	780	$206,310	$161,460	$(44,850)
Call - CBOE SPX Volatility Index	30.00	12/21/2016	455	36,646	31,850	(4,796)
Call - Powershares DB US Dollar Index	23.00	1/20/2017	4,023	680,920	685,921	5,001
Call - Powershares DB US Dollar Index	26.00	1/20/2017	4,262	182,911	42,620	(140,291)
Put - Powershares DB US Dollar Index	24.00	1/20/2017	1,711	86,024	27,376	(58,648)
Put - Powershares DB US Dollar Index	25.00	1/20/2017	3,160	268,450	205,400	(63,050)
Put - Powershares DB US Dollar Index	22.00	1/20/2017	788	7,490	1,576	(5,914)
Put - Dollar Index	94.00	3/3/2017	1,100	126,900	137,500	10,600
Put - Dollar Index	93.00	3/3/2017	1,000	104,001	89,000	(15,001)
Call - Powershares DB US Dollar Index	26.00	3/17/2017	3,124	126,836	49,984	(76,852)
Call - Powershares DB US Dollar Index	25.00	3/17/2017	22,314	1,664,260	859,088	(805,172)
Put - Powershares DB US Dollar Index	24.00	3/17/2017	4,775	114,879	114,600	(279)
Call - Direxion Daily Gold Miners Index	24.00	1/19/2018	300	227,302	253,500	26,198
Put - Direxion Daily Gold Miners Index	31.00	1/19/2018	65	95,451	119,925	24,474
Put - Direxion Daily Gold Miners Index	4.00	1/19/2018	3,006	576,312	465,930	(110,382)
Put - Direxion Daily Gold Miners Index	33.00	1/19/2018	440	720,511	866,801	146,290
Put - Powershares DB US Dollar Index	23.00	1/19/2018	2,847	147,421	83,987	(63,434)

				$5,372,624	$4,196,518	$(1,176,106)

Future Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Japanese Yen Future Option	$98.00	6/9/2017	875	$468,963	$400,750	$(68,213)
Call - Japanese Yen Future Option	100.00	6/9/2017	313	116,938	113,125	(3,813)
Put - Japanese Yen Future Option	100.00	6/9/2017	313	108,875	120,000	11,125
Put - Japanese Yen Future Option	98.00	6/9/2017	1,250	429,799	351,250	(78,549)

				$1,124,575	$985,125	$(139,450)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Written Options Outstanding on September 30, 2016:

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Schlumberger Ltd.	$80.00	10/14/2016	23	$(3,598)	$(1,219)	$2,379
Call - Bristol-Myers Squibb Co.	70.00	10/21/2016	33	(3,480)	(66)	3,414
Call - Gilead Sciences, Inc.	85.00	10/21/2016	15	(1,927)	(300)	1,627
Call - United Technologies Corp.	115.00	10/21/2016	13	(552)	(247)	305
Call - Reynolds American, Inc.	52.50	10/21/2016	25	(861)	(125)	736
Call - Coca-Cola Co./The	45.00	10/21/2016	28	(799)	(28)	771
Call - Eastman Kodak Co.	15.00	10/21/2016	245	(19,467)	(12,250)	7,217
Call - Wells Fargo & Co.	50.00	10/21/2016	27	(2,064)	(81)	1,983
Put - SPDR S&P Oil + Gas Exploration	34.00	10/21/2016	126	(16,323)	(2,142)	14,181
Call - Verizon Communications, Inc.	55.00	10/21/2016	25	(711)	(125)	586
Call - Monsanto Co.	115.00	10/21/2016	557	(10,315)	(2,228)	8,087
Call - Eastman Kodak Co.	17.50	10/21/2016	79	(7,877)	(395)	7,482
Call - Union Pacific Corp.	95.00	10/21/2016	20	(3,957)	(7,760)	(3,803)
Call - Boeing Co./The	140.00	10/21/2016	14	(2,386)	(168)	2,218
Call - Chevron Corp.	105.00	10/21/2016	19	(2,906)	(1,501)	1,405
Call - Ford Motor Co.	13.00	10/21/2016	97	(1,500)	(291)	1,209
Call - Dow Chemical Co./The	54.00	10/28/2016	65	(6,134)	(3,120)	3,014
Call - International Business Machine	165.00	11/18/2016	11	(2,887)	(2,101)	786
Call - Wal-Mart Stores, Inc.	75.00	11/18/2016	25	(2,761)	(2,100)	661
Call - Abbvie, Inc.	67.50	11/18/2016	28	(2,869)	(1,120)	1,749
Call - Global Eagle Entertainment, Inc.	7.50	11/18/2016	3	(523)	(383)	140
Call - Adams Natural Resources Fund, Inc.	20.00	11/18/2016	80	(5,471)	(3,000)	2,471
Call - Home Depot, Inc./The	130.00	11/18/2016	15	(3,652)	(4,275)	(623)
Call - Biotime, Inc.	4.00	12/16/2016	30	(704)	(900)	(196)
Call - Virtu Financial, Inc.	17.50	12/16/2016	119	(2,554)	(1,785)	769
Call - General Motors Co.	33.00	12/16/2016	42	(3,405)	(3,360)	45
Call - Kellogg Co.	85.00	12/16/2016	19	(1,711)	(1,330)	381
Call - Hormel Foods Corp.	40.00	12/16/2016	51	(2,777)	(3,825)	(1,048)
Call - Honeywell International, Inc.	120.00	12/16/2016	16	(2,759)	(2,656)	103
Call - Suntrust Banks, Inc.	40.00	1/20/2017	10	(2,417)	(4,750)	(2,333)
Call - Suntrust Banks, Inc.	42.00	1/20/2017	600	(107,973)	(197,999)	(90,026)
Call - M&T Bank Corp.	90.00	1/20/2017	25	(72,505)	(67,375)	5,130
Call - Clorox Co./The	130.00	1/20/2017	15	(2,947)	(3,375)	(428)
Call - General Electric Co.	31.00	1/20/2017	121	(11,602)	(5,082)	6,520
Call - Alibaba Group Holding Ltd.	110.00	1/20/2017	386	(278,427)	(210,369)	68,058
Call - Vmware, Inc.	77.50	1/20/2017	162	(53,284)	(40,500)	12,784
Call - Mylan NV	50.00	1/20/2017	60	(10,215)	(1,680)	8,535
Call - Adams Natural Resources Fund, Inc.	20.00	2/17/2017	10	(745)	(1,050)	(305)
Call - Global Eagle Entertainment, Inc.	10.00	2/17/2017	59	(4,450)	(2,508)	1,942
Call - Applied Dna Sciences, Inc.	5.00	3/17/2017	1	(19)	(33)	(14)
Call - Biotime, Inc.	3.00	3/17/2017	38	(2,453)	(3,325)	(872)
Call - Biotime, Inc.	4.00	3/17/2017	125	(4,050)	(6,563)	(2,513)

				$(668,017)	$(603,490)	$64,527

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

ETF Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Currencyshares Japanese Yen ETF	$94.00	10/21/2016	35	$(5,756)	$(5,845)	$(89)
Put - Currencyshares Japanese Yen ETF	94.00	10/21/2016	23	(3,322)	(989)	2,333
Put - Currencyshares Japanese Yen ETF	93.00	10/21/2016	95	(9,448)	(1,710)	7,738
Call - Wisdomtree Japan Hedged Equity	42.00	11/18/2016	1,075	(189,613)	(190,813)	(1,200)
Put - Wisdomtree Japan Hedged Equity	34.00	11/18/2016	172	(20,863)	(1,118)	19,745
Put - Wisdomtree Japan Hedged Equity	40.00	11/18/2016	228	(12,895)	(9,348)	3,547
Put - Wisdomtree Japan Hedged Equity	38.00	11/18/2016	439	(56,177)	(8,780)	47,397
Put - Wisdomtree Japan Hedged Equity	37.00	11/18/2016	1,179	(110,105)	(21,222)	88,883
Put - Currencyshares Japanese Yen ETF	95.00	12/16/2016	2,000	(514,295)	(380,000)	134,295
Put - iShares MSCI Canada ETF	21.00	12/16/2016	5,000	(90,496)	(62,500)	27,996
Put - Currencyshares British Pound ETF	140.00	1/20/2017	53	(22,927)	(70,490)	(47,563)
Put - Wisdomtree Japan Hedged Equity	37.00	1/20/2017	299	(42,374)	(14,053)	28,321
Put - Wisdomtree Japan Hedged Equity	35.00	1/20/2017	4,286	(584,873)	(137,152)	447,721
Put - Wisdomtree Japan Hedged Equity	40.00	1/20/2017	3,793	(858,372)	(375,506)	482,866
Put - Wisdomtree Japan Hedged Equity	30.00	1/20/2017	595	(34,009)	(7,438)	26,571

				$(2,555,525)	$(1,286,964)	$1,268,561

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - PowerShares DB US Dollar Index	$24.00	12/16/2016	268	$(18,914)	$(21,171)	$(2,257)
Call - Powershares DB US Dollar Index	25.00	12/16/2016	25,000	(1,293,110)	(600,001)	693,109

				$(1,312,024)	$(621,172)	$690,852

Glossary

Other Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	REMIC	Real Estate Mortgage Investment Conduit
ETF	Exchange Traded Fund	MSCI	Morgan Stanley Composite Index	SPDR	Standard & Poor’s Depositary Receipts
ETN	Exchange Traded Note	REIT	Real Estate Investment Trust	VIX	Volatility Index

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 97.41%
CONSUMER DISCRETIONARY - 12.98%
Auto Components - 0.87%
Motorcar Parts of America, Inc.A	161,830	$4,657,467

Hotels, Restaurants & Leisure - 5.98%
Buffalo Wild Wings, Inc.A	30,224	4,253,726
Chuy’s Holdings, Inc.A	184,191	5,146,297
National CineMedia, Inc., Acquired 12/21/2012 – 9/20/2016, Cost $9,106,526B	563,755	8,298,474
Papa John’s International, Inc.	78,000	6,150,300
Potbelly Corp., Acquired 6/23/2014 – 9/20/2016, Cost $3,281,668A B C	260,734	3,240,924
Wingstop, Inc.C	166,044	4,865,089

		31,954,810

Leisure Equipment & Products - 1.01%
Sportsman’s Warehouse Holdings, Inc.A C	512,629	5,392,857

Media - 1.23%
IMAX Corp.A	227,378	6,587,141

Multiline Retail - 0.71%
Ollie’s Bargain Outlet Holdings, Inc.A	145,000	3,800,450

Specialty Retail - 3.18%
Aaron’s, Inc.	184,500	4,689,990
Boot Barn Holdings, Inc.A C	318,566	3,625,281
Bright Horizons Family Solutions, Inc.A	46,100	3,083,629
Monro Muffler Brake, Inc.	91,340	5,587,268

		16,986,168

Total Consumer Discretionary		69,378,893

CONSUMER STAPLES - 3.20%
Beverages - 0.85%
MGP Ingredients, Inc.	111,648	4,523,977

Food Products - 2.35%
Calavo Growers, Inc.	76,042	4,975,428
Inventure Foods, Inc., Acquired 9/12/2014 – 9/20/2016, Cost $3,785,628A B	310,966	2,923,080
TreeHouse Foods, Inc.A	53,900	4,699,541

		12,598,049

Total Consumer Staples		17,122,026

ENERGY - 6.93%
Energy Equipment & Services - 4.79%
Core Laboratories N.V.C	25,000	2,808,250
Flotek Industries, Inc.A C	293,023	4,260,554
Forum Energy Technologies, Inc.A	244,500	4,855,770
Oceaneering International, Inc.	94,700	2,605,197
PDC Energy, Inc.A	71,600	4,801,496
RigNet, Inc., Acquired 5/9/2014 – 9/20/2016, Cost $5,877,687A B	199,906	3,022,579
RPC, Inc.A C	194,098	3,260,846

		25,614,692

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 6.93% (Continued)
Oil & Gas - 2.14%
Carrizo Oil & Gas, Inc.A	92,000	$3,737,040
Rice Energy, Inc.A	295,000	7,702,450

		11,439,490

Total Energy		37,054,182

FINANCIALS - 6.08%
Banks - 1.17%
East West Bancorp, Inc.	82,400	3,024,904
SVB Financial GroupA	29,400	3,249,876

		6,274,780

Diversified Financials - 2.86%
Euronet Worldwide, Inc.A	104,792	8,575,129
MarketAxess Holdings, Inc.	40,500	6,706,395

		15,281,524

Insurance - 2.05%
Hilltop Holdings, Inc.A	289,300	6,497,678
WEX, Inc.A	41,100	4,442,499

		10,940,177

Total Financials		32,496,481

HEALTH CARE - 22.52%
Biotechnology - 2.37%
MiMedx Group, Inc.A C	378,880	3,250,790
Neogen Corp.A	112,850	6,312,829
Repligen Corp.A	103,779	3,133,088

		12,696,707

Health Care Equipment & Supplies - 5.13%
Abaxis, Inc.	86,281	4,453,825
ABIOMED, Inc.A	44,600	5,734,668
Bio-Techne Corp.	29,300	3,208,350
Medidata Solutions, Inc.A	125,542	7,000,222
NuVasive, Inc.A	105,480	7,031,297

		27,428,362

Health Care Providers & Services - 9.14%
AAC Holdings, Inc.A C	172,300	2,996,297
Acadia Healthcare Co., Inc.A	130,600	6,471,230
Advisory Board Co.A	155,725	6,967,137
HealthEquity, Inc.A	215,772	8,166,970
MAXIMUS, Inc.	78,300	4,428,648
Omnicell, Inc.A	102,000	3,906,600
PAREXEL International Corp.A	134,600	9,347,970
VCA Antech, Inc.A	93,755	6,560,975

		48,845,827

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 22.52% (Continued)
Pharmaceuticals - 5.88%
Akorn, Inc.A	166,900	$4,549,694
ICON PLCA D	133,500	10,328,895
Ligand Pharmaceuticals, Inc.C	66,650	6,802,299
Pacira Pharmaceuticals, Inc.A C	105,028	3,594,058
Proto Labs, Inc.A	102,805	6,159,048

		31,433,994

Total Health Care		120,404,890

INDUSTRIALS - 13.92%
Aerospace & Defense - 2.89%
Aerovironment, Inc.A	113,700	2,775,417
Astronics Corp.	104,295	4,698,490
HEICO Corp., Class A	73,900	4,471,689
Orbital ATK, Inc.	45,600	3,476,088

		15,421,684

Air Freight & Couriers - 1.29%
Echo Global Logistics, Inc.A	176,700	4,074,702
HUB Group, Inc., Class AA	69,200	2,820,592

		6,895,294

Building Products - 1.16%
Trex Co., Inc.A	105,900	6,218,448

Commercial Services & Supplies - 4.92%
CoStar Group, Inc.A	39,401	8,531,499
HMS Holdings Corp.A	397,669	8,816,322
WageWorks, Inc.A	146,442	8,919,782

		26,267,603

Diversified Manufacturing - 0.42%
Acuity Brands, Inc.	8,500	2,249,100

Electrical Equipment - 1.34%
Cognex Corp.	135,800	7,178,388

Machinery - 1.38%
Lindsay Corp.C	36,000	2,663,280
RBC Bearings, Inc.	61,600	4,711,168

		7,374,448

Trading Companies & Distributors - 0.52%
MSC Industrial Direct Co., Inc., Class A	38,145	2,800,224

Total Industrials		74,405,189

INFORMATION TECHNOLOGY - 29.74%
Communications Equipment - 0.47%
CalAmp Corp.A	180,659	2,520,193

Electronic Equipment & Instruments - 1.57%
CyberOptics Corp.A	36,258	891,222
FLIR Systems, Inc.	93,900	2,950,338
Taser International, Inc.A	159,900	4,574,739

		8,416,299

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 29.74% (Continued)
Internet Software & Services - 5.72%
Athenahealth, Inc.A	36,902	$4,654,080
Fortinet, Inc.A	65,100	2,404,143
HealthStream, Inc., Acquired 11/6/2013 – 9/20/2016, Cost $5,035,654A B	168,714	4,656,506
Mimecast Ltd.A	85,445	1,634,563
Proofpoint, Inc.A	103,326	7,733,951
Q2 Holdings, Inc.A	94,900	2,719,834
Shopify, Inc., Class AA	77,300	3,317,716
Stamps.com, Inc.C	36,500	3,449,615

		30,570,408

IT Consulting & Services - 2.88%
Cardtronics PLCA D	178,253	7,950,084
Tyler Technologies, Inc.	43,384	7,428,642

		15,378,726

Semiconductor Equipment & Products - 8.09%
8x8, Inc.A	493,100	7,608,533
Cavium, Inc.A	82,200	4,784,040
Integrated Device Technology, Inc.A	179,600	4,148,760
MA COM Technology Solutions Holdings, Inc.A	70,800	2,997,672
Microsemi Corp.	197,830	8,304,903
Power Integrations, Inc.	109,800	6,920,694
Rudolph Technologies, Inc.A	219,400	3,892,156
Semtech Corp.A	166,286	4,611,111

		43,267,869

Software - 11.01%
Aspen Technology, Inc.A	129,648	6,066,230
CyberArk Software Ltd.A	89,100	4,416,687
Envestnet, Inc.A	207,909	7,578,283
Globant S.A.A C	47,300	1,992,276
Guidewire Software, Inc.A	124,100	7,443,518
Imperva, Inc.A	65,700	3,528,747
Manhattan Associates, Inc.A	97,717	5,630,454
National Instruments Corp.	102,667	2,915,743
Qualys, Inc.A	156,300	5,969,097
SPS Commerce, Inc.A	85,918	6,307,240
Ultimate Software Group, Inc.A	34,600	7,071,894

		58,920,169

Total Information Technology		159,073,664

MATERIALS - 2.04%
Chemicals - 0.96%
Balchem Corp.	66,466	5,153,109

Metals & Mining - 1.08%
Mueller Water Products, Inc., Class A	460,300	5,776,765

Total Materials		10,929,874

Total Common Stock (Cost $419,491,159)		520,865,199

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.60% (Cost $13,893,459)
American Beacon U.S. Government Money Market Select Fund, Select ClassE	13,893,459	$13,893,459

SECURITIES LENDING COLLATERAL - 6.63%
DWS Government and Agency Securities Portfolio, Institutional Class	8,855,779	8,855,779
American Beacon U.S. Government Money Market Select Fund, Select Class E	26,567,338	26,567,338

Total Securities Lending Collateral (Cost $35,423,117)		35,423,117

TOTAL INVESTMENTS - 106.64% (Cost $468,807,735)		570,181,775
LIABILITIES, NET OF OTHER ASSETS - (6.64%)		(35,516,480)

TOTAL NET ASSETS - 100.00%		$534,665,295

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Illiquid Security. At period end, the value of illiquid securities was $22,141,563 or 4.14% of net assets.
C	All or a portion of this security is on loan a September 30, 2016.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		1.9
PAREXEL International Corp.		1.7
WageWorks, Inc.		1.7
HMS Holdings Corp.		1.6
Euronet Worldwide, Inc.		1.6
CoStar Group, Inc.		1.6
Microsemi Corp.		1.6
National CineMedia, Inc.		1.6
HealthEquity, Inc.		1.5
Cardtronics PLC		1.5
Total Fund Holdings	104

Sector Allocation (% Equities)
Information Technology		29.8
Health Care		22.5
Industrials		13.9
Consumer Discretionary		13.0
Energy		6.9
Financials		6.1
Consumer Staples		3.2
Cash		2.6
Materials		2.0

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 98.04%
CONSUMER DISCRETIONARY - 21.65%
Auto Components - 2.41%
LKQ Corp.A	33,700	$1,195,002
Mobileye N.V.A	18,300	779,031

		1,974,033

Automobiles - 0.50%
Tesla Motors, Inc.A B	2,000	408,060

Hotels, Restaurants & Leisure - 3.10%
Buffalo Wild Wings, Inc.A	4,300	605,182
National CineMedia, Inc.	62,400	918,528
Papa John’s International, Inc.	12,950	1,021,108

		2,544,818

Household Durables - 0.79%
Harman International Industries, Inc.	7,650	646,043

Internet & Catalog Retail - 1.84%
Expedia, Inc.	9,668	1,128,449
TripAdvisor, Inc.A	6,050	382,239

		1,510,688

Media - 3.87%
Cinemark Holdings, Inc.	24,850	951,258
IMAX Corp.A	35,462	1,027,334
Netflix, Inc.A	12,150	1,197,383

		3,175,975

Specialty Retail - 8.29%
Bright Horizons Family Solutions, Inc.A	8,500	568,565
CarMax, Inc.A	16,300	869,605
Copart, Inc.A	19,200	1,028,351
O’Reilly Automotive, Inc.A	2,900	812,319
Ross Stores, Inc.	23,050	1,482,115
Tractor Supply Co.	12,300	828,405
Ulta Salon Cosmetics & Fragrance, Inc.	5,100	1,213,698

		6,803,058

Textiles & Apparel - 0.85%
Under Armour, Inc., Class AA B	18,050	698,174

Total Consumer Discretionary		17,760,849

CONSUMER STAPLES - 2.95%
Beverages - 2.95%
Brown-Forman Corp., Class B	22,660	1,074,990
Monster Beverage Corp.A	9,150	1,343,312

Total Consumer Staples		2,418,302

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 6.41%
Energy Equipment & Services - 3.53%
Baker Hughes, Inc.	14,450	$729,292

Energy Equipment & Services - 3.53% (Continued)
Core Laboratories N.V.B	7,450	836,858
Oceaneering International, Inc.	20,450	562,580
RPC, Inc.A B	45,750	768,600

		2,897,330

Oil & Gas - 2.88%
Cabot Oil & Gas Corp.	23,600	608,880
Pioneer Natural Resources Co.	5,850	1,086,052
Range Resources Corp.	17,250	668,438

		2,363,370

Total Energy		5,260,700

FINANCIALS - 7.43%
Banks - 2.66%
East West Bancorp, Inc.	25,650	941,612
SVB Financial GroupA	11,200	1,238,048

		2,179,660

Diversified Financials - 3.60%
Affiliated Managers Group, Inc.A	4,230	612,081
Euronet Worldwide, Inc.A	14,150	1,157,894
MarketAxess Holdings, Inc.	7,150	1,183,969

		2,953,944

Insurance - 1.17%
WEX, Inc.A	8,900	962,001

Total Financials		6,095,605

HEALTH CARE - 20.68%
Biotechnology - 1.50%
Alexion Pharmaceuticals, Inc.A	3,450	422,763
QIAGEN N.V.A	29,300	803,992

		1,226,755

Health Care Equipment & Supplies - 10.43%
ABIOMED, Inc.A	4,000	514,320
Dentsply Sirona, Inc.	10,916	648,737
DexCom, Inc.A	5,250	460,215
Hologic, Inc.A	21,600	838,728
Idexx Laboratories, Inc.A	12,800	1,442,944
Illumina, Inc.A	7,050	1,280,702
Intuitive Surgical, Inc.A	1,250	906,038
Medidata Solutions, Inc.A	16,299	908,832
ResMed, Inc.	16,550	1,072,275
Varian Medical Systems, Inc.A	4,950	492,674

		8,565,465

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
HEALTH CARE - 20.68% (Continued)
Health Care Providers & Services - 6.36%
Acadia Healthcare Co., Inc.A	15,000	$743,250
Cerner Corp.A	22,230	1,372,703
Henry Schein, Inc.A	6,495	1,058,555
PAREXEL International Corp.A	13,950	968,828
VCA Antech, Inc.A	15,330	1,072,793

		5,216,129

Pharmaceuticals - 2.39%
Akorn, Inc.A	23,400	637,884
ICON PLCA C	11,500	889,755
Pacira Pharmaceuticals, Inc.A	12,700	434,594

		1,962,233

Total Health Care		16,970,582

INDUSTRIALS - 13.28%
Aerospace & Defense - 1.20%
Orbital ATK, Inc.	12,900	983,367

Commercial Services & Supplies - 4.54%
CoStar Group, Inc.A	6,720	1,455,081
HMS Holdings Corp.A	51,962	1,151,998
Verisk Analytics, Inc.A	13,750	1,117,600

		3,724,679

Diversified Manufacturing - 1.37%
Acuity Brands, Inc.	4,250	1,124,550

Electrical Equipment - 3.58%
Cognex Corp.	23,000	1,215,780
IPG Photonics Corp.	7,800	642,329
Roper Industries, Inc.	3,250	593,028
Sensata Technologies Holding N.V.A	12,500	484,750

		2,935,887

Road & Rail - 0.88%
J.B. Hunt Transport Services, Inc.	8,900	722,146

Trading Companies & Distributors - 1.71%
Fastenal Co.	17,360	725,301
MSC Industrial Direct Co., Inc., Class A	9,280	681,245

		1,406,546

Total Industrials		10,897,175

INFORMATION TECHNOLOGY - 25.64%
Communications Equipment - 1.26%
Palo Alto Networks, Inc.A	6,500	1,035,645

Electronic Equipment & Instruments - 2.99%
FLIR Systems, Inc.	36,550	1,148,401
NVIDIA Corp.	19,000	1,301,880

		2,450,281

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 25.64% (Continued)
Internet Software & Services - 5.85%
Akamai Technologies, Inc.A	11,000	$582,890
Athenahealth, Inc.A	7,777	980,835
Fortinet, Inc.A	26,250	969,412
IHS Markit Ltd.A	17,249	647,700
MercadoLibre, Inc.	8,750	1,618,488

		4,799,325

Semiconductor Equipment & Products - 4.20%
Lam Research Corp.	6,868	650,468
Microchip Technology, Inc.	21,630	1,344,088
NXP Semiconductors N.V.A	5,650	576,357
Xilinx, Inc.	16,150	877,591

		3,448,504

Software - 11.34%
Ansys, Inc.A	5,450	504,725
Aspen Technology, Inc.A	20,000	935,800
Autodesk, Inc.A	12,300	889,659
Cadence Design Systems, Inc.A	33,700	860,360
Check Point Software Technologies Ltd.A	6,650	516,107
Electronic Arts, Inc.A	12,350	1,054,690
FireEye, Inc.A	27,969	411,983
National Instruments Corp.	20,005	568,142
Red Hat, Inc.A	10,490	847,906
Salesforce.com, Inc.A	6,870	490,037
Splunk, Inc.A	9,900	580,932
Tableau Software, Inc., Class AA	8,800	486,376
Ultimate Software Group, Inc.A	5,650	1,154,804

		9,301,521

Total Information Technology		21,035,276

Total Common Stock (Cost $60,866,842)		80,438,489

SHORT-TERM INVESTMENTS - 2.02% (Cost $1,656,485)
American Beacon U.S. Government Money Market Select Fund, Select Class D	1,656,486	1,656,485

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 3.26%
American Beacon U.S. Government Money Market Select Fund, Select Class D	2,005,648	$2,005,648
DWS Government and Agency Securities Portfolio, Institutional Class	668,549	668,549

Total Securities Lending Collateral (Cost $2,674,197)		2,674,197

TOTAL INVESTMENTS - 103.32% (Cost $65,197,524)		84,769,171
LIABILITIES, NET OF OTHER ASSETS - (3.32%)		(2,722,238)

TOTAL NET ASSETS - 100.00%		$82,046,933

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2016.
C	PLC - Public Limited Company.
D	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
MercadoLibre, Inc.		2.0
Ross Stores, Inc.		1.8
CoStar Group, Inc.		1.8
Idexx Laboratories, Inc.		1.8
Cerner Corp.		1.7
Microchip Technology, Inc.		1.6
Monster Beverage Corp.		1.6
NVIDIA Corp.		1.6
Illumina, Inc.		1.6
SVB Financial Group		1.5
Total Fund Holdings	92

Sector Allocation (% Equities)
Information Technology		25.7
Consumer Discretionary		21.6
Health Care		20.7
Industrials		13.3
Financials		7.4
Energy		6.4
Consumer Staples		2.9
Cash		2.0

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of September 30, 2016, the Trust consists of twenty-five active series, eight of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value, American Beacon Holland Large Cap Growth Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund. The remaining seventeen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the American Beacon AHL Managed Futures Strategy Fund, (the “CFC Fund”), includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may each invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2016	% of Total Net Assets of the Fund at September 30, 2016	Net Realized Gain(Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$107,798,747	22.97%	$(8,366,944)

CFTC Regulation

On August 13, 2013, the CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping requirements fur registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The AHL Managed Futures Strategy Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated with the CFTC.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 securities as they are valued using observable inputs.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of September 30, 2016, the investments were classified as described below:

AHL Managed Futures Strategy Fund[1]	Level 1	Level 2	Level 3	Total
Short-Term Investments - Money Markets	$3,755,102	$—	$—	$3,755,102
U.S. Treasury Obligations	—	421,446,287	—	421,446,287

Total Investments in Securities	$3,755,102	$421,446,287	$—	$425,201,389

Other Financial Instruments - Assets
Futures Contracts	$6,518,949	$—	—	$6,518,949
Forward Currency Contracts	—	2,915,481	—	2,915,481

Total Financial Instruments	$6,518,949	$2,915,481	$—	$9,434,430

Other Financial Instruments - Liabilities
Futures Contracts	$(4,750,961)	$—	$—	$(4,750,961)
Forward Currency Contracts	—	(3,965,134)	—	(3,965,134)

Total Financial Instruments	$(4,750,961)	$(3,965,134)	$—	$(8,716,095)

Bahl & Gaynor Small Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$14,640,222	$—	$—	$14,640,222
Short-Term Investments - Money Markets	438,285	—	—	438,285

Total Investments in Securities	$15,078,507	$—	$—	$15,078,507

Other Financial Instruments - Assets
Futures Contracts	$2,786	$—	$—	$2,786

Total Financial Derivative Instruments	$2,786	$—	$—	$2,786

Bridgeway Large Cap Growth[1]	Level 1	Level 2	Level 3	Total
Common Stock	$137,045,736	$—	$—	$137,045,736
Short-Term Investments - Money Markets	2,478,348	—	—	2,478,348

Total Investments in Securities	$139,524,084	$—	$—	$139,524,084

Other Financial Instruments - Assets	$—			$—
Futures Contracts	$4,326	$—	—	$4,326

Total Other Financial Instruments	$4,326	$—	$—	$4,326

Bridgeway Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$3,237,460,568	$—	$—	$3,237,460,568
Short-Term Investments - Money Markets	28,139,804	—	—	28,139,804

Total Investments in Securities	$3,265,600,372	$—	$—	$3,265,600,372

Other Financial Instruments - Assets
Futures Contracts	$211,885	$—	—	$211,885

Total Other Financial Instruments	$211,885	$—	$—	$211,885

Holland Large Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$95,501,894	$—	$—	$95,501,894
Short-Term Investments - Money Markets	3,706,175	—	—	3,706,175

Total Investments in Securities	$99,208,069	$—	$—	$99,208,069

Other Financial Instruments - Assets
Futures Contracts	$19,046	$—	$—	$19,046

Total Financial Derivative Instruments	$19,046	$—	$—	$19,046

Ionic Strategic Arbitrage Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$31,361,752	$	$—	$31,361,752
Warrants	13,339,152	—	—	13,339,152
Convertible Preferred Stocks	11,725,954	—	—	11,725,954
Preferred Stock	7,407,609	—	—	7,407,609
Convertible Obligations	—	46,212,585	—	46,212,585
Collateralized Mortgage Obligations	—	32,707,566	—	32,707,566
Investment Companies	13,037,401	—	—	13,037,401
Exchange Traded Instruments	2,688,086	—	—	2,688,086
Short-Term Investments - Money Markets	35,670,370	—	—	35,670,370

Total Investments in Securities	$115,230,324	$78,920,151	$—	$194,150,475

Liabilities
Common Stock (Sold Short)	$(82,136,043)	$(9,101,561)	$—	$(91,237,604)
Preferred Stock (Sold Short)	(685,094)	—	—	(685,094)
Corporate Obligations (Sold Short)	—	(481,250)	—	(481,250)
Convertible Obligations (Sold Short)	—	(1,160,881)	—	(1,160,881)
Exchange Traded Instruments (Sold Short)	(8,379,591)	—	—	(8,379,591)

Total Investments in Securities - Liabilities	(91,200,728)	(10,743,692)	—	(101,944,420)

Total Investments in Securities	$24,029,596	$68,176,459	$—	$92,206,055

Other Financial Instruments - Assets
Purchased Options	$13,716,843	$—	$—	$13,716,843

	$13,716,843	$—	$—	$13,716,843

Other Financial Instruments - Liabilities
Futures Contracts	$(64,272)	$—	$—	$(64,272)
Written Options	(2,511,626)	—	—	(2,511,626)

	$(2,575,898)	$—	$—	$(2,575,898)

Stephens Small Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$520,865,199	$—	$—	$520,865,199
Short-Term Investments - Money Markets	13,893,459	—	—	13,893,459
Securities Lending Collateral invested in Money Markets Funds	35,423,117	—	—	35,423,117

Total Investments in Securities	$570,181,775	$—	$—	$570,181,775

Stephens Mid-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$80,438,489	$—	$—	$80,438,489
Short-Term Investments - Money Markets	1,656,485	—	—	1,656,485
Securities Lending Collateral invested in Money Markets Funds	2,674,197	—	—	2,674,197

Total Investments in Securities	$84,769,171	$—	$—	$84,769,171

[1]	Refer to the Schedules of Investments for sector and industry information.

U.S. Generally Accepted Accounting Principle requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended September 30 2016, there were no transfers between levels.

Securities and other investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the quarter ended September 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at the quarter ended September 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities

The Ionic Strategic Arbitrage Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans,

Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales

The Ionic Strategic Arbitrage Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of September 30, 2016 short positions were held by the Fund and are disclosed in the Notes to the Schedule of Investments.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds write a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the quarter ended September 30, 2016, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Forward Foreign Currency Contracts

The AHL Managed Futures Fund and the Ionic Strategic Arbitrage Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the period ended September 30, 2016, the AHL Managed Futures Fund and the Ionic Strategic Arbitrage Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended September 30, 2016 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed-income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed-income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2016, the value of outstanding securities on loan and the value of collateral was as follows:

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Stephens Small Cap Growth	$34,533,584	$—	$35,423,117
Stephens Mid-Cap Growth	2,609,191	—	2,674,197

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2016, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
AHL Managed Futures Strategy	$425,188,935	$15,281	$(2,827)	$12,454
Bahl & Gaynor Small Cap Growth	13,626,546	1,655,435	(203,474)	1,451,961
Bridgeway Large Cap Growth	131,072,506	14,944,974	(6,493,396)	8,451,578
Bridgeway Large Cap Value	3,027,305,077	310,538,507	(72,243,212)	238,295,295
Holland Large Cap Growth	72,767,300	28,143,336	(1,702,567)	26,440,769
Ionic Strategic Arbitrage	100,564,454	9,668,454	(18,026,853)	(8,358,399)
Stephens Small Cap Growth	473,084,984	114,738,975	(17,642,184)	97,096,791
Stephens Mid-Cap Growth	66,823,795	21,576,713	(3,631,337)	17,945,376

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended September 30, 2016, the Funds have the following capital loss carryforwards:

Fund	Short-term	Long-term
AHL Managed Futures	$8,177,897	$5,275,500
Bahl & Gaynor Small Cap Growth	236,473	143,046
Bridgeway Large Cap Growth	12,258,064	—
Ionic Strategic Arbitrage	—	366,871
Stephens Small Cap Growth	1,911,588	12,249,899
Stephens Mid-Cap Growth	921,326	1,133,611

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2016

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 29, 2016